As filed with the U.S. Securities and Exchange Commission on December 5, 1997 Registration Nos. 33-64401 and 811-07431






                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6


                                      and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 8



                        UBS PRIVATE INVESTOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 200 Clarendon Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (888) 827-3863

                               Susan C. Mosher
                200 Clarendon Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Burton M. Leibert, Esq.
     Willkie Farr & Gallagher, 153 East 53rd Street, New York, New York 10022



It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[X] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has previously registered an indefinite number of its shares of common stock (par value $0.0001 per share) under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed the notice required by Rule 24f-2 with respect to its series, UBS Tax Exempt Bond Fund, UBS Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund (for their fiscal years ending December 31, 1996), on or before February 28, 1997.

     UBS Investor Portfolios Trust has also executed this Registration
Statement.

EXPLANATORY NOTE

        This post-effective amendment no. 6 (the "Amendment") to the Registrant's registration statement on Form N-1A (File No. 33-64401) is being filed with respect to UBS Real Estate Fund to introduce the Fund as the ninth series of the Registrant. The Amendment does not affect the Registrant's currently effective Prospectuses with respect to UBS International Equity Fund, UBS Institutional International Equity Fund, UBS Bond Fund, UBS Tax-Exempt Bond Fund, UBS Value Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund, UBS High Yield Bond Fund, each of which is hereby incorporated herein by reference. Registrant's currently effective Statement of Additional Information dated October 10, 1997 is being amended by the Amendment, and therefore is included herein.

                        UBS PRIVATE INVESTOR FUNDS, INC.
                            UBS REAL ESTATE FUND
                            CROSS-REFERENCE SHEET


                                     PART A


 FORM N-1A
ITEM NUMBER                                                                          CAPTION IN PROSPECTUS
-----------                                                                   ------------------------------------
     1.       Cover Page....................................................  Outside Cover Page of Prospectus
     2.       Synopsis......................................................  Investors for Whom the Fund is
                                                                                Designed
     3.       Condensed Financial Information...............................  Not applicable
     4.       General Description of Registrant.............................  Organization; Master-Feeder
                                                                                Structure; Investment Objective
                                                                                and Policies; Additional
                                                                                Investment Information and Risk
                                                                                Factors; Investment Restrictions
     5.       Management of the Fund........................................  Management; Shareholder Services;
                                                                                Expenses
    5A.       Management's Discussion of Fund Performance...................  Not applicable
     6.       Capital Stock and Other Securities............................  Dividends and Distributions; Net
                                                                                Asset Value; Organization; Taxes;
                                                                                Master-Feeder Structure
     7.       Purchase of Securities Being Offered..........................  Purchase of Shares; Net Asset Value
     8.       Redemption or Repurchase......................................  Redemption of Shares; Net Asset
                                                                                Value
     9.       Pending Legal Proceedings.....................................  Not applicable

                                     PART B


 FORM N-1A                                                                            CAPTION IN STATEMENT
ITEM NUMBER                                                                        OF ADDITIONAL INFORMATION
-----------                                                                   ------------------------------------
    10.       Cover Page....................................................  Outside Front Cover Page
    11.       Table of Contents.............................................  Table of Contents
    12.       General Information and History...............................  Not applicable
    13.       Investment Objectives and Policies............................  Investment Objectives and Policies;
                                                                                Investment Restrictions; Portfolio
                                                                                Transactions
    14.       Management of the Fund........................................  Directors and Trustees
    15.       Control Persons and Principal Holders of Securities...........  Directors and Trustees; Organization
    16.       Investment Advisory and Other Services........................  Investment Adviser and Funds
                                                                                Services Agent; Administrator;
                                                                                Distributor; Custodian;
                                                                                Shareholder Services; Independent
                                                                                Accountants; Expenses
    17.       Brokerage Allocation and Other Practices......................  Portfolio Transactions
    18.       Capital Stock and Other Securities............................  General; Organization
    19.       Purchase, Redemption and Pricing of Securities Being
                Offered.....................................................  Purchase of Shares; Redemption of
                                                                                Shares; Exchange of Shares;
                                                                                Dividends and Distributions; Net
                                                                                Asset Value
    20.       Tax Status....................................................  Taxes
    21.       Underwriters..................................................  Distributor; Purchase of Shares; Net
                                                                                Asset Value
    22.       Calculation of Performance Data...............................  Performance Data
    23.       Financial Statements..........................................  Financial Statements


     PART C. Information required to be included in Part C is set forth under the appropriately numbered items included in Part C of this Registration Statement.

PROSPECTUS

UBS REAL ESTATE FUND
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (888) UBS-FUND ((888) 827-3863)

UBS Real Estate Fund (the 'Fund') seeks to provide total return through long-term capital appreciation and current income. In order to accomplish this, the Adviser (defined below) intends to invest in publicly traded equity securities of domestic and foreign real estate companies, including Real Estate Investment Trusts ('REITs'). For further information about REITs, see 'Investment Objective and Policies' and 'Additional Investment Information and Risk Factors.' There is no assurance that the Fund will achieve its stated objective.

The Fund is a non-diversified, no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS REAL ESTATE PORTFOLIO (THE 'PORTFOLIO'). THE PORTFOLIO IS A SERIES OF UBS INVESTOR PORTFOLIOS TRUST, (THE 'TRUST'), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND EMPLOYS A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE'.

The Portfolio is advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') and UBS Asset Management (New York) Inc. (the 'Sub-Adviser' and, together with the Adviser, the 'Advisers').


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated
February   , 1998 (the 'SAI'), provides further discussion of certain topics referred to in this Prospectus and other matters that may be of interest to investors. The SAI has been filed with the Securities and Exchange Commission, is incorporated herein by reference, and is available without charge upon written request from the Company or Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus, or by calling (888) UBS-FUND ((888) 827-3863).


INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED FEBRUARY , 1998.

UBS REAL ESTATE FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED

UBS Real Estate Fund (the 'Fund') is designed for investors seeking total return, consisting of long-term capital appreciation and current income from a portfolio of equity securities of domestic and foreign real estate companies. Because of the risks associated with common stock investments, the Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Real Estate Portfolio (the 'Portfolio'). The Portfolio is a series of UBS Investor Portfolios Trust (the 'Trust'), an open-end management investment company. The Portfolio has the same investment objective as the Fund. Because the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares of the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Portfolio are publicly traded equity securities of domestic and foreign real estate companies, including common and preferred stocks, shares in Real Estate Investment Trusts ('REITs') and securities which are convertible into common stocks, including warrants and rights. The Portfolio may also invest in futures contracts, options and certain privately placed securities. The Portfolio's investments in securities of smaller or less established issuers involve risks and may be more volatile and less liquid than the securities of larger or more established issuers. For further information about these investments and related investment techniques, see 'Investment Objective and Policies' discussed below.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of UBS Private Investor Funds, Inc. (the 'Company'). The minimum subsequent investment for all investors is $5,000. These minimums may be waived at the Fund's discretion. See 'Purchase of Shares'. If shareholders reduce their total investment in shares of the Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption'. The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.

This Prospectus describes the investment objective and policies, management and operations of the Fund to enable investors to decide if the Fund suits their investment needs. The Fund operates through a two-tier master-feeder investment fund structure. The Company's Board of Directors (the 'Directors' or the 'Board') believes that this structure provides Fund shareholders with the opportunity to achieve certain economies of scale that would otherwise be unavailable if the shareholders' investments were not pooled with other investors sharing similar investment objectives.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average daily net assets of the Fund. The Directors believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings 'Management,' 'Expenses' and 'Shareholder Services'.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**...................................................................   0.00%
Rule 12b-1 Fees.....................................................................................   None
Other Expenses, After Expense Reimbursements***.....................................................   1.20%
                                                                                                       ----
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*.............................   1.20%
                                                                                                       ----
                                                                                                       ----

* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on the annualized estimates of expenses expected to be incurred during the fiscal period ending December 31, 1998, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses are estimated to be equal, on an annual basis, to 3.32% of the Fund's projected average daily net assets. See 'Management'.

** The New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') has agreed to waive fees and reimburse each of the Fund and the Portfolio for any of their respective operating expenses to the extent that the Fund's total operating expenses (including its share of the Portfolio's expenses) exceed, on an annual basis, 1.20% of the Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' prior notice to the Fund. The Portfolio's advisory fee would be equal, on an annual basis, to 0.70% of the average daily net assets of the Portfolio if there were no fee waiver in effect. See 'Management -- Adviser and Funds Services Agent' and 'Expenses'.

*** The fees and expenses in Other Expenses include fees payable to:

(i) Investors Bank & Trust Company ('Investors Bank', the 'Custodian' or the 'Transfer Agent') (a) under an Administration Agreement with the Fund, (b) as custodian of the Fund and the Portfolio, and (c) as transfer agent of the Fund,

(ii) Investors Fund Services (Ireland) Limited ('IBT Ireland') under an Administration Agreement with the Portfolio, and

(iii) Eligible Institutions providing shareholder services under various shareholder servicing agreements.

For a more detailed description of contractual fee arrangements, including fee waivers and expense reimbursements, and of the fees and expenses included in Other Expenses, see 'Management' and 'Shareholder Services'.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

1 Year......................................................   $12
3 Years.....................................................    38

The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of the Fund and the Fund's share of the Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares', 'Exchange of Shares' and 'Redemption of Shares'. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE'. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS. The following table sets forth (i) the composite total return for the period October 1, 1996 (commencement date) through December 31, 1997 and the year ended December 31, 1997 for all discretionary accounts described below that have been managed for at least one full quarter by UBS Asset Management (New York) Inc., a wholly-owned subsidiary of the Bank ('UBSAM'), and (ii) the annual total return during the same periods for the

Morgan Stanley Real Estate Investment Trust Index (the 'Index'). The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the Portfolio. The composite total return for such accounts has been adjusted to deduct all of the Fund's annual total operating expenses of 1.20% of average daily net assets as set forth in the Expense Table above. No such accounts were managed by UBSAM or the Branch prior to 1996. The composite total return is time-weighted and weighted by individual account size and reflects the reinvestment of dividends and interest. The discretionary accounts are not subject to certain investment limitations and other restrictions imposed by federal securities and tax laws on the Portfolio that, if applied to the accounts, may have adversely affected their performance results. The composite total return of these discretionary accounts does not represent the historical performance of the Portfolio and should not be viewed as a prediction of future performance of the Portfolio. The Index is a capitalization weighted total return index comprised of the largest and most actively traded Real Estate Investment Trusts. The Index is designed to provide a broad based measure of real estate equity performance. The total returns of the Index do not include management fees or commissions.



                                                                              COMPOSITE
                                                                             TOTAL RETURN        MORGAN STANLEY
                                                                           OF SUB-ADVISER'S       REAL ESTATE
                                                                            DISCRETIONARY          INVESTMENT
                                                                               ACCOUNTS           TRUST INDEX
                                                                           ----------------      --------------

AVERAGE ANNUAL TOTAL RETURN FOR THE:
------------------------------------
One Year Ended December 31, 1997........................................            %                    %
October 1, 1996* through December 31, 1997..............................            %                    %


------------

*  Commencement date.

MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate investment company with the same investment objective as the Fund. The investment objective of the Fund and the Portfolio may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund or a majority of the investors in the Portfolio, respectively, after 30 days' prior notice.

This master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

In addition to selling an interest in the Portfolio to the Fund, the Portfolio may sell interests in the Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Investors Bank at (888) UBS-FUND.

The Fund may withdraw its investment in the Portfolio at any time if the Board determines that it is in the Fund's best interest to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require the Fund to withdraw its investments in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. In no event, however, will securities which are not readily marketable exceed 15% of the total value of such in-kind distribution. Such a distribution may result in the Fund's having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the Securities and Exchange Commission (the 'SEC'), whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of Fund shareholders and will cast all of its votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the SAI. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as the Fund shareholders who do, in fact, vote.

For more information about the Portfolio's investment objective, policies and restrictions, see 'Investment Objective and Policies', 'Additional Investment Information and Risk Factors' and 'Investment Restrictions'. For more information about the Portfolio's management and expenses, see 'Management', 'Shareholder Services' and 'Expenses'. For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see 'Investment Restrictions'.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies each employs to seek to achieve its objective. Additional information about the investment policies of the Fund and the Portfolio appears in the SAI under 'Investment Objectives and Policies'. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Adviser is responsible for supervising the management of the Portfolio's investments. Consistent with these duties, the Adviser has entered into a Sub-Advisory Agreement with UBSAM (the 'Sub-Adviser' and, together with the Adviser, the 'Advisers'), whereby the Sub-Adviser is primarily responsible for the day-to-day investment decisions for the Portfolio. The Adviser is solely responsible for paying the Sub-Adviser for these services. The Sub-Adviser is an affiliate of the Adviser.

The Portfolio's objective is to provide total return, consisting of long-term capital appreciation and current income. In order to accomplish this, the Portfolio intends to invest in publicly traded equity securities of domestic and foreign real estate companies. For purposes of the Portfolio's investment objective, a 'real estate company' is one whose principal business focus is the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. The Portfolio will invest principally in real estate companies with market capitalizations of at least $50 million and which also are, in the opinion of the Sub-Adviser, high quality companies. The Portfolio may invest up to 20% of its assets in securities of foreign real estate companies.

Under normal circumstances, the Portfolio will invest at least 65% of its assets in income-producing equity securities of domestic and foreign real estate companies, including dividend-paying common stocks, preferred stocks, shares in REITs and securities which are convertible into common stocks including warrants and rights. The Portfolio intends to invest in securities that generate relatively high levels of dividend income and have the potential for capital appreciation. These generally include common stocks of established, high-quality issuers. In addition, the Portfolio will seek to diversify its investment over a carefully selected list of securities in order to moderate the risks inherent in equity investments.

Although the Portfolio intends to invest primarily in equity securities of real estate companies, under normal market conditions it may invest up to 20% of its assets in certain cash investments and certain short-term fixed income securities. See 'Investment Objective and Policies -- Quality and Diversification Requirements' in the SAI. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to take a temporarily defensive position against potential stock market declines. These securities include: obligations of the United States Government and its agencies or instrumentalities; money market mutual funds; commercial paper, bank certificates of deposit and bankers' acceptances; and repurchase agreements collateralized by these securities. The Portfolio may also purchase nonpublicly offered debt securities. See 'Additional Investment Information and Risk Factors -- Illiquid Investments; Privately Placed and Other Unregistered Securities'.

The Portfolio may also utilize equity futures contracts and options to a limited extent. Specifically, the Portfolio may enter into futures contracts and options provided that such positions are established for hedging purposes only. See 'Additional Investment Information and Risk Factors -- Futures Contracts' and
' -- Options'.

The Portfolio may also sell securities short to a limited extent and for hedging purposes only. See 'Additional Investment Information and Risk Factors -- Short Sales.' The Fund may also invest in 'special situations'. See 'Additional Investment Information and Risk Factors -- Special Situations'.

The Portfolio intends to manage its securities actively in pursuit of its investment objective. Although it generally seeks to invest for the long-term, the Portfolio retains the right to sell securities irrespective of how long they have been held. It is anticipated that the annual portfolio turnover of the Portfolio will not exceed 100%. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

NON-DIVERSIFIED STATUS. The Fund is classified as a 'non-diversified' investment company under the Investment Company Act of 1940, as amended (the '1940 Act'), which means that the Fund and the Portfolio are not limited by the 1940 Act in the proportion of their assets that may be invested in the securities of a single issuer. As such, the Portfolio may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

However, the Fund intends to qualify as a regulated investment company (a 'RIC') for purposes of the Internal Revenue Code of 1986, as amended (the 'Tax Code') in order to obtain favorable tax treatment. See 'Taxes'. In order to qualify as a RIC, the Fund and the Portfolio will have to meet certain requirements, including asset diversification requirements. Under these asset diversification requirements, the Portfolio will limit its investments so that, at the close of each quarter of the taxable year:

(i) not more than 25% of the Portfolio's total assets (at market value) will be invested in the securities of a single issuer, and

(ii) with respect to 50% of its total assets (at market value), not more than 5% of its total assets (at market value) will be invested in the securities of a single issuer, and

(iii) the Portfolio will not own more than 10% of the outstanding voting securities of any single issuer. The Portfolio's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations.

REAL ESTATE SECURITIES. The Portfolio will not invest in real estate directly, but only in securities issued by real estate companies. However, the Portfolio (and the Fund) may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood property values and the appeal of properties to tenants and changes in interest rates.

REAL ESTATE INVESTMENT TRUSTS. The Portfolio may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs.

Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments.

Hybrid REITs combine the characteristics of both Equity REITs and Mortgage
REITs.

In addition to the risks of investments in Real Estate Securities noted above, investment in REITs may present additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon specialized management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency and defaults by borrowers. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Tax Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Portfolio will maintain a segregated account with the Custodian consisting of a portfolio of liquid securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities (excluding the obligations created by these commitments).

SHORT SALES. In the event that the Sub-Adviser anticipates that the price of a security will decline, the Sub-Adviser may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Portfolio will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. The Portfolio will only enter into short sales for hedging purposes. All short sales will be fully collateralized and the Portfolio will not sell securities short if immediately after

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and as a result of the short sale the value of all securities sold short by the
Portfolio exceeds 25% of its total assets. The Fund also limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

SPECIAL SITUATIONS. From time to time, the Portfolio may invest in special situations. A special situation arises when the Adviser believes that the securities of a particular issuer will be recognized and appreciate in value due to a specific development affecting that issuer. Developments that might create a special situation include a new product or process, a technological breakthrough, a management change, merger, recapitalization or other extraordinary corporate event, or a change in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not result in the anticipated market reaction.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI and 'Investment Restrictions' below.

SECURITIES LENDING. Subject to applicable investment restrictions, the Portfolio may lend its securities. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or affiliate or placement agent of the Company, the Trust, or the Adviser, Sub-Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.

FOREIGN INVESTMENT INFORMATION. The Portfolio may invest up to 20% of its assets in foreign securities. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments.

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Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in countries other than in the United States.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs'), Global Depository Receipts ('GDRs') or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the foreign issuer. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. GDRs are issued outside the United States, typically by non-U.S. banks and trust companies. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for use in European and non-U.S. securities markets, respectively.

Because investments in foreign securities involve foreign currencies, the value of assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency exchange rates and in exchange control regulations, including currency blockage. See 'Foreign Currency Exchange Transactions' below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may, from time-to-time, enter into foreign currency exchange transactions. The Portfolio may enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, use forward currency contracts to purchase or sell foreign currencies, use currency futures contracts or purchase or sell options thereon or purchase or sell currency options.

A forward foreign currency exchange contract is an obligation of the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolio will not enter into these foreign currency exchange transactions for speculative purposes. Foreign currency exchange transactions do not eliminate fluctuations in the local currency prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the local currency prices of these securities should decline.

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Currency options give the buyer the right, but not the obligation, to purchase or sell a fixed amount of a specific currency at a fixed price at a future date. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may use these techniques to hedge against change in foreign currency exchange rates (with the U.S. dollar or other foreign currencies) that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, these transactions also limit any potential gain that might be realized should the value of the hedged currency increase. Additionally, the premiums paid by the Portfolio for currency or futures options increase the Portfolio's transaction costs. Similarly, the cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold. The precise matching of these transactions and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date such a transaction is entered into and the date it is sold or matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Portfolio will not invest more than 10% of the market value of its total assets in restricted securities (not including Rule 144A securities) that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees of the Trust. The Trustees of the Trust will monitor the Adviser's implementation of these guidelines on a periodic basis.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspective. The Portfolio may make money market investments pending other investments or settlements, for liquidity or in adverse market conditions. Such money market investments may include obligations of the U.S. Government and its agencies and instrumentalities, money market mutual funds, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.

The Portfolio may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on equity securities or indices of equity securities, enter into forward contracts, purchase and sell futures

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contracts on indices of equity securities and purchase or sell put and call options on futures contracts on indices of equity securities. The Portfolio may use these techniques for hedging or risk management purposes or, subject to certain limitations, for investment purposes in lieu of investing directly in the corresponding securities or instruments. Such use of derivatives may be considered speculative.

The Portfolio may use these techniques to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. The use of options and futures may involve some leverage; such leverage is reduced by the requirement of the SEC to 'cover' such obligations. See 'Cover -- Segregated Accounts' below. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Sub-Adviser and consistent with the Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's opportunity to realize gains as well as limiting its exposure to losses. The Portfolio could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.

In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of Commodity Futures Trading Commission ('CFTC') rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities, indices of securities prices and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio

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exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.

OPTIONS ON INDICES. The Portfolio is permitted to purchase and sell put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

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FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.

When the Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Portfolio, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Portfolio's current or anticipated investments. The Portfolio may invest in futures contracts and options thereon based on currencies or on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments. The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit 'initial margin' either with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'), or with the FCM. Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

COVER -- SEGREGATED ACCOUNTS. The Portfolio will segregate liquid securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be

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changed only by the 'vote of a majority of the outstanding voting securities'
(as defined in the 1940 Act), of the Fund or the Portfolio, respectively. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

The Portfolio may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Portfolio's total assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Portfolio's total assets at the time of such borrowing, or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the SAI.

MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Trust's Declaration of Trust, the Trustees of the Trust establish the Portfolio's general policies, are responsible for the overall management of the Trust, and review the actions of the Adviser, Sub-Adviser, Administrator and other service providers. Similarly, the Directors of the Company set the Company's general policies, are responsible for the overall management of the Company, and review the performance of its service providers. Additional information about the Company's Board of Directors and officers appears in the SAI under the heading 'Directors and Trustees'. The Trustees of the Trust are also the Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have each adopted written procedures reasonably designed to deal with these conflicts, should they arise. The officers of the Company and the Trust are also employees of Investors Bank or its affiliates.

ADVISER AND FUNDS SERVICES AGENT. The Company has not retained the services of an investment adviser with respect to the Fund because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of the Branch of the Bank as investment adviser and UBSAM as investment sub-adviser. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSAM, which also operates out of offices located at 1345 Avenue of the Americas, New York, New York, is a registered investment adviser in the U.S.

The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York since 1946. At June 30, 1997, the Bank (including its consolidated subsidiaries) had total assets of $352.1 billion (unaudited) and equity capital and reserves of $16.2 billion (unaudited).

The Advisers provide investment advice and portfolio management to the Portfolio. Subject to the supervision of the Trustees and the Adviser, the Sub-Adviser makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.

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In addition to the above-listed investment advisory services, the Branch also provides the Fund and the Portfolio with certain related administrative services. Subject to the supervision of the Directors and Trustees, respectively, the Branch is responsible for: establishing performance standards for the third-party service providers of the Fund and Portfolio and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.

The Branch provides its administrative services to the Fund pursuant to a Funds Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Fund pursuant to the terms of the Funds Services Agreement.

Under the Trust's Investment Advisory Agreement, the Portfolio pays the Adviser a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.70% of the Portfolio's average daily net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund and the Portfolio for any of their respective direct and indirect expenses to the extent that the Fund's total operating expenses (including its share of the Portfolio's expenses) exceed, on an annual basis, 1.20% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to the Fund. See 'Expenses'.

SUB-ADVISER. The Sub-Adviser uses a sophisticated, disciplined, collaborative process for managing the Portfolio. Bruce C. Ebnother is primarily responsible for the day-to-day management and implementation of the Sub-Adviser's process for the Portfolio. Mr. Ebnother is a Vice President and Equities/Real Estate Portfolio Manager at the Sub-Adviser, a position he has held since 1996. Prior to joining the Sub-Adviser, Mr. Ebnother was a Senior Equity Analyst, Real Estate, at Smith Barney from 1992 through 1996. In total, Mr. Ebnother has 14 years investment experience and holds a BA degree from Brown University. The Sub-Adviser has advised mutual funds for only a short time.

Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser has agreed to pay the Sub-Adviser a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.40% of the first $25 million of the Portfolio's average daily net assets plus 0.325% of the next $25 million of such assets plus 0.25% of such assets in excess of $50 million. The Adviser is solely responsible for paying the Sub-Adviser this fee.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE BRANCH OR ANY OTHER BANK.

ADMINISTRATORS. The Fund and the Portfolio employ Investors Bank & Trust Company ('Investors Bank') and Investors Fund Services (Ireland) Limited ('IBT Ireland'), a subsidiary of Investors Bank, respectively, as Administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by Investors Bank and IBT Ireland under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

For its services under the Administration Agreement, the Fund has agreed to pay Investors Bank a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.

Under the Trust's Administrative Services Agreement, the Portfolio has agreed to pay IBT Ireland a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.07% of the Portfolio's first $100 million of average daily net assets and 0.05% of such assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland.

DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. (the 'Distributor') serves as the distributor of Fund shares. The Distributor is a broker-dealer registered with the SEC and is

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a member of the National Association of Securities Dealers, Inc. ('NASD'). The
Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from Investors Bank.

CUSTODIAN. Investors Bank also serves as the custodian for the Portfolio and the Fund and transfer and dividend disbursing agent for the Fund. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8.

SHAREHOLDER SERVICES

The Company has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of the Fund, will perform the following services for these investors, among other things: coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund, and responding to shareholder inquiries. The Company has agreed to pay each Eligible Institution a fee for these services equal, on an annual basis, to 0.25% of the average daily net assets of the Fund represented by shares of the Fund owned during the period for which payment is being made by customers of the Eligible Institution. Under the terms of the shareholder servicing agreements, Eligible Institutions may delegate one or more of their responsibilities to other entities at their expense.

EXPENSES

In addition to the fees of the Branch, Investors Bank, and IBT Ireland, the Fund will be responsible for other expenses, including brokerage costs and litigation and extraordinary expenses. The Branch has voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 1.20% of the Fund's average daily net assets. The Branch may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' prior notice to the Fund.

The Fund and the Portfolio may allocate brokerage transactions to their affiliates and the Advisers' affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Fund also reserves the right to determine the purchase orders that it will accept and reserves the right to cease offering its shares at any time. The shares of the Fund may be purchased only in those states where they may be lawfully sold.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in the Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000 and the minimum subsequent investment is $1,000. These minimum investment requirements may be waived at the Fund's sole discretion.

No share certificates will be issued.

PURCHASE PRICE AND SETTLEMENT. The shares of the Fund are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business on any day on which the New York Stock Exchange (the 'NYSE') is open for regular trading (a 'Fund Business Day'). Purchase orders received and accepted by the Distributor prior to 4:00 p.m. New York time on any Fund Business Day or prior to the close of the NYSE, whichever is earlier, will be effective and executed at the net asset

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value determined that day. The purchaser becomes a holder of record that day, provided the Fund receives payment for those shares on the following business day ('settlement date') and, as a recordholder, is entitled to earn dividends. Purchase orders received after 4:00 p.m. or after the close of the NYSE, whichever is earlier, will receive the net asset value determined on the next Fund Business Day, and the investor becomes a holder of record on such next Fund Business Day. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund next determined on the day that the investor's purchase is accepted. See also 'Purchase of Shares' in the SAI.

Customers of Eligible Institutions should request a representative of their Eligible Institution to assist them in placing a purchase order with the Distributor. Shareholders who do not currently maintain a relationship with an Eligible Institution may purchase shares of the Fund directly from the Distributor by wire transfer or mail.

By wire transfer: Purchases may be made by federal funds wire. To place a purchase order with the Fund, the shareholder must telephone the Transfer Agent at (888) UBS-FUND (888-827-3863). A completed account application must promptly follow any wire order for an initial purchase. Completed account applications should be mailed or sent via facsimile. Investors should contact the Transfer Agent for further instructions regarding account applications. Account applications are not required for subsequent purchases; however, the investor's account number must be clearly indicated on the wire to ensure proper credit.

An investor should instruct its bank to wire federal funds as indicated below on settlement date:

                         Investors Bank & Trust Company
                     Attn: UBS Private Investor Funds, Inc.
                                ABA #: 011001438
                                DDA #: 841212416
                   for further credit to UBS Real Estate Fund
                 [Investor account name(s) and account number]

By mail: Shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to UBS Private Investor Funds, Inc.; c/o Investors Bank & Trust Company; P.O. Box 9130; MFD 23; Boston, Massachusetts 02117-9130.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase. The Fund will not accept third-party checks.

The Transfer Agent will maintain the accounts for all shareholders of record. For account balance information and shareholder services, shareholders should contact the Transfer Agent at (888) UBS-FUND (888-827-3863) or in writing to UBS Private Investor Funds, Inc.; c/o Investors Bank & Trust Company; P.O. Box 9130; MFD 23; Boston, MA 02117-9130.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. To be in proper form, the Fund must have received the shareholders taxpayer identification number and address. Redemption requests must include the name of the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed by a person who is authorized to transact on behalf of the shareholder. In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures. If the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp. Guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and

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instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

Customers of Eligible Institutions must request a representative of their Eligible Institution to assist them in placing a redemption order with the Fund.

REDEMPTION PRICE AND SETTLEMENT. Redemption orders received by the Distributor in good form prior to 4:00 p.m. New York time on any Fund Business Day or the close of the NYSE, whichever is earlier, will be effected and executed at the net asset value determined on that day. Redemption orders received after 4:00 p.m. New York time will be effected and executed at the net asset value determined on the next Fund Business Day. Proceeds from the redemption will be generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder, or sent by check to the address of record if requested by the shareholder.

Shareholders will continue to earn dividends through the day of redemption.

Shareholders who maintain an account directly with the Distributor may redeem Fund shares by mail or telephone.

By mail: Redemption requests may be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, a signature guarantee is required. See 'General Information on Redemptions' above.

By telephone: The shareholder may place a redemption request by calling the Transfer Agent at 888-UBS-FUND (888-827-3863). Shareholders utilizing the telephone redemption option must have previously designated this option on the initial account application, or by subsequent written authorization to the Fund. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

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EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See appropriate section relating to the purchase and redemption of shares in this and other prospectuses. See also 'Additional Information' below for an explanation of the telephone exchange policy.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

RETIREMENT PLANS

The Fund has available a form of Individual Retirement Account ('IRA') for investment in Fund shares. Subject to certain restrictions imposed by applicable tax laws, self-employed individuals may purchase shares of the Fund through tax-deductible contributions to existing retirement plans known as Self-Employed Retirement Plans ('SERPs'). Fund shares may also be a suitable investment for '401(k) Plans' which subject to certain restrictions allow their participants to invest in qualified pension plans on a tax-deferred basis. The Fund does not currently act as sponsor to such plans.

The minimum initial investment for all such retirement plans is $2,000. The minimum for all subsequent investments is $500.

Under the Tax Code, individuals may make IRA contributions of up to $2,000 annually, which may be, depending on the contributor's participation in an employer-sponsored plan and income level, wholly or partly tax-deductible. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Tax Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $4,000 annually to one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.

Investors should be aware that they may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs or other retirement plans under certain circumstances. Prior to a withdrawal, shareholders may be required to certify as to their age and awareness of such restrictions in writing. Clients of Eligible Institutions desiring information concerning investments through IRAs or other retirement plans should contact their Eligible Institution. Clients who do not maintain a relationship with an Eligible Institution may obtain such information by calling the Transfer Agent at (888) UBS-FUND.

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, will be declared and paid quarterly. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.

Substantially all of the Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check

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to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets (i.e., the value of its investment in the Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Fund and the Portfolio, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value'. See 'Net Asset Value' in the SAI for information on the valuation of the Portfolio's assets and liabilities.

The Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the New York Stock Exchange is closed, including the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund.

The Company is currently authorized to issue shares in nine series: The UBS Bond Fund Series; The UBS High Yield Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS International Equity Fund Series; The UBS Institutional International Equity Fund Series; The UBS Large Cap Growth Fund Series; The UBS Small Cap Fund Series; The UBS Value Equity Fund Series; and the UBS Real Estate Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS Real Estate Fund Series are offered through this Prospectus.

Shareholder inquiries by clients of Eligible Institutions may be directed to their Eligible Institution and other shareholders may address their inquiries to the Transfer Agent.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.

UBS INVESTOR PORTFOLIOS TRUST

UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, seven series have been authorized, of which UBS Real Estate Portfolio is one.

The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Portfolio, but that only the Trust property shall be liable.

The Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds)

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will each be liable for all the obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investment in the Portfolio.

TAXES

The Fund intends to qualify as a regulated investment company (a 'RIC') under Subchapter M of the Tax Code. As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed. The Portfolio intends to qualify as a partnership for federal income tax purposes. As such, the Portfolio generally should not be subject to tax. The status of the Fund as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

Dividends from net investment income and distributions from realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to Fund shareholders whether such distributions are received in the form of cash or reinvested in additional shares. To the extent that dividends distributed to shareholders are designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, such dividends are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations. Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for the Fund.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, and to the extent that, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Furthermore, dividends declared in October, November, or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate

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shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and periodic statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

Shareholders of certain Eligible Institutions may be given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Eligible Institution, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Morgan Stanley Indices, Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, S&P 500 Index, the Dow Jones Average, the Frank Russell Indices, the Financial Times World Stock Index and other industry publications.

The Fund may advertise 'total return'. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of an Eligible Institution by calling the Eligible Institution and other shareholders may address their inquiries to the Transfer Agent.

TABLE OF CONTENTS

Investors for Whom the Fund is Designed....................................................     2
Master-Feeder Structure....................................................................     4
Investment Objective and Policies..........................................................     5
Additional Investment Information and Risk Factors.........................................     6
Investment Restrictions....................................................................    13
Management.................................................................................    14
Shareholder Services.......................................................................    16
Expenses...................................................................................    16
Purchase of Shares.........................................................................    16
Redemption of Shares.......................................................................    17
Exchange of Shares.........................................................................    19
Retirement Plans...........................................................................    19
Dividends and Distributions................................................................    19
Net Asset Value............................................................................    20
Organization...............................................................................    20
Taxes......................................................................................    21
Additional Information.....................................................................    22

--------------------------------------------------------------------------------

INVESTMENT ADVISER                                   Union Bank of Switzerland,
                                                     New York Branch
                                                     1345 Avenue of the Americas
                                                     New York, NY 10105

INVESTMENT SUB-ADVISER                               UBS Asset Management (New York) Inc.
                                                     1345 Avenue of the Americas
                                                     New York, NY 10105

ADMINISTRATOR AND CUSTODIAN                          Investors Bank & Trust Company
                                                     200 Clarendon Street
                                                     Boston, Massachusetts 02116

DISTRIBUTOR                                          First Fund Distributors, Inc.
                                                     4455 E. Camelback Road
                                                     Phoenix, Arizona 85018

--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

[LOGO]

                        UBS PRIVATE INVESTOR FUNDS, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                           DATED FEBRUARY     , 1998
                                 UBS BOND FUND
                             UBS VALUE EQUITY FUND
                         UBS INTERNATIONAL EQUITY FUND
                  UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
                               UBS SMALL CAP FUND
                           UBS LARGE CAP GROWTH FUND
                            UBS HIGH YIELD BOND FUND
                              UBS REAL ESTATE FUND



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MARCH 13, 1997, FOR UBS BOND FUND, UBS VALUE EQUITY FUND AND UBS INTERNATIONAL EQUITY FUND, THE PROSPECTUS DATED APRIL 7, 1997, FOR UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND, THE PROSPECTUSES, DATED SEPTEMBER 8, 1997, FOR UBS SMALL CAP FUND, UBS LARGE CAP GROWTH FUND AND UBS HIGH YIELD BOND FUND AND WITH THE PROSPECTUS DATED
FEBRUARY    , 1998, FOR UBS REAL ESTATE FUND (EACH A 'PROSPECTUS' AND
COLLECTIVELY, THE 'PROSPECTUSES'), AS THEY MAY BE SUPPLEMENTED FROM TIME TO TIME. COPIES OF THE PROSPECTUSES MAY BE OBTAINED WITHOUT CHARGE FROM INVESTORS BANK AND TRUST COMPANY AT THE ADDRESS AND PHONE NUMBER SET FORTH HEREIN.

                               TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                      ------

GENERAL............................................................................................    SAI-1
INVESTMENT OBJECTIVES AND POLICIES.................................................................    SAI-1
INVESTMENT RESTRICTIONS............................................................................   SAI-11
DIRECTORS AND TRUSTEES.............................................................................   SAI-14
INVESTMENT ADVISER AND FUNDS SERVICES AGENT........................................................   SAI-17
ADMINISTRATORS.....................................................................................   SAI-20
DISTRIBUTOR........................................................................................   SAI-21
CUSTODIAN..........................................................................................   SAI-21
SHAREHOLDER SERVICES...............................................................................   SAI-21
INDEPENDENT ACCOUNTANTS............................................................................   SAI-22
EXPENSES...........................................................................................   SAI-22
PURCHASE OF SHARES.................................................................................   SAI-22
REDEMPTION OF SHARES...............................................................................   SAI-23
EXCHANGE OF SHARES.................................................................................   SAI-23
DIVIDENDS AND DISTRIBUTIONS........................................................................   SAI-23
NET ASSET VALUE....................................................................................   SAI-24
PERFORMANCE DATA...................................................................................   SAI-25
PORTFOLIO TRANSACTIONS.............................................................................   SAI-25
ORGANIZATION.......................................................................................   SAI-27
TAXES..............................................................................................   SAI-28
ADDITIONAL INFORMATION.............................................................................   SAI-30
FINANCIAL STATEMENTS...............................................................................   SAI-30

GENERAL


     UBS Private Investor Funds, Inc. (the 'Company') is an open-end management investment company organized as a series fund. The Company is currently authorized to issue shares in nine series, eight of which are described in this Statement of Additional Information ('SAI'). These eight series (each a 'Fund' and collectively, the 'Funds') consist of: UBS Bond Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS Value Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund, UBS High Yield Bond Fund and UBS Real Estate Fund. The Company, a Maryland corporation, was organized on November 16, 1995. The Company's executive offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.


     This SAI describes the investment objective and policies, management and operations of each Fund to enable investors to determine if the Funds suit their investment needs. Each Fund employs a two-tier master-feeder structure. As more fully described herein, each Fund invests substantially all of its assets in a corresponding series of a separate trust having the same investment objective as that Fund. Each Trust series will in turn directly invest in securities consistent with its investment objective. See 'Master-Feeder Structure' in the Prospectus.


     UBS Investor Portfolios Trust, a master trust formed under New York law (the 'Trust'), was organized on February 9, 1996, and is an open-end management investment company. The Declaration of Trust of the Trust permits the Board of Trustees of the Trust (the 'Trustees') to issue interests in one or more subtrusts or 'series' (each a 'Portfolio' and collectively, the 'Portfolios'). To date, the Trust has established seven Portfolios: UBS Bond Portfolio; UBS Value Equity Portfolio; UBS International Equity Portfolio; UBS Small Cap Portfolio; UBS Large Cap Growth Portfolio; UBS High Yield Bond Portfolio and UBS Real Estate Portfolio. UBS Bond Fund invests in UBS Bond Portfolio; UBS Value Equity Fund invests in UBS Value Equity Portfolio; UBS International Equity Fund and UBS Institutional International Equity Fund invest in UBS International Equity Portfolio. UBS Small Cap Fund invests in UBS Small Cap Portfolio; UBS Large Cap Growth Fund invests in UBS Large Cap Growth Portfolio; UBS High Yield Bond Fund invests in UBS High Yield Bond Portfolio and UBS Real Estate Fund invests in UBS Real Estate Portfolio. Where appropriate, references to a Fund refer to that Fund acting through its corresponding Portfolio.


     This SAI provides additional information with respect to each Fund, and should be read in conjunction with that Fund's current Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

     UBS BOND FUND (the 'Bond Fund') is designed for investors seeking a higher total return from a portfolio of debt securities issued by foreign and domestic companies than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in UBS Bond Portfolio (the 'Bond Portfolio'), a series of the Trust having the same investment objective as the Bond Fund. The Bond Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities described in the Prospectus and this SAI.

     UBS HIGH YIELD BOND FUND (the 'High Yield Bond Fund') is designed for investors seeking higher current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies than generally available from a portfolio of higher-rated obligations in exchange for assuming additional risk of capital. The High Yield Bond Fund attempts to achieve its objective by investing all of its investable assets in UBS High Yield Bond Portfolio (the 'High Yield Bond Portfolio'), a series of the Trust having the same investment objective as the High Yield Bond Fund. The High Yield Bond Portfolio will also seek capital appreciation when consistent with high current income by investing in securities benefiting from declines in long-term interest rates or improvements in credit quality.

                                     SAI-1

     UBS VALUE EQUITY FUND (the 'Value Equity Fund') is designed for investors seeking long-term capital appreciation and the potential for a high level of current income with lower investment risk and volatility than is normally available from common stock funds. The Value Equity Fund attempts to achieve its investment objective by investing all of its investable assets in UBS Value Equity Portfolio (the 'Value Equity Portfolio'), a series of the Trust having the same investment objective as the Value Equity Fund.



     Under normal circumstances, at least 80% of the Value Equity Portfolio's assets will be invested in income-producing domestic equity securities, including dividend-paying common stocks and securities that are convertible into common stocks. The Value Equity Portfolio's primary investments are the common stocks of established, high-quality U.S. corporations.



     UBS INTERNATIONAL EQUITY FUND (the 'International Equity Fund') is designed for investors who want to participate in the risks and returns associated with investing in equity securities issued by foreign corporations but who may not be prepared to meet the minimum investment requirements established by the UBS Institutional International Equity Fund. The International Equity Fund attempts to achieve its investment objective by investing all of its investable assets in the UBS International Equity Portfolio (the 'International Equity Portfolio'), a series of the Trust having the same investment objective as the International Equity Fund.


     The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. It does not intend to invest in U.S. securities (other than short-term instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.


     UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND (the 'Institutional International Equity Fund') is designed for institutional and certain other investors who want to participate in the risks and returns associated with investing in equity securities issued by foreign corporations. The Institutional International Equity Fund attempts to achieve its investment objective by investing all of its investable assets in the International Equity Portfolio, a series of the Trust having the same investment objective as the Institutional International Equity Fund.


     The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. It does not intend to invest in U.S. securities (other than short-term instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

     UBS SMALL CAP FUND (the 'Small Cap Fund') is designed for investors seeking long-term capital appreciation from a portfolio of common stocks and other equity securities of small capital growth companies believed to offer investors above average potential for capital appreciation. 'Small capital' companies are companies that have stock market capitalizations at the time of initial purchase within the market capitalization range of those stocks on the Russell 2000 Index. 'Growth' companies are generally rapidly growing companies and may include companies still in the development stage or older companies that appear to be entering a new stage of growth owing to factors such as management changes or new technology, products or markets. It may also include providers of products or services with a high unit volume growth rate. The Small Cap Fund attempts to achieve its objective by investing all of its investable assets in UBS Small Cap Portfolio (the 'Small Cap Portfolio'), a series of the Trust having the same investment objective as the Small Cap Fund.

     UBS LARGE CAP GROWTH FUND (the 'Large Cap Growth Fund') is designed for investors seeking long-term capital appreciation from a portfolio of common stocks and other equity securities of large capital growth companies. 'Large capital' companies are companies whose stock market capitalizations at

                                     SAI-2
the time of initial purchase are within the market capitalization range of those stocks on the Standard & Poor's 500 Index. 'Growth' companies generally include companies with the potential for above-average earnings and cash flow growth or meaningful increases in underlying asset values over time. The Large Cap Growth Fund attempts to achieve its objective by investing all of its investable assets in UBS Large Cap Growth Portfolio (the 'Large Cap Growth Portfolio'), a series of the Trust having the same investment objective as the Large Cap Growth Fund.


     UBS REAL ESTATE FUND (the 'Real Estate Fund') is designed for investors seeking total return, consisting of long-term capital appreciation and current income from a portfolio of equity securities of domestic and foreign real estate companies. Because of the risks associated with common stock investments, the Real Estate Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Real Estate Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Real Estate Portfolio (the 'Real Estate Portfolio'), a series of the Trust having the same investment objective as the Real Estate Fund.


MONEY MARKET INSTRUMENTS


     As discussed in the Prospectuses, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased appears below. See 'Quality and Diversification Requirements'.


     U.S. TREASURY SECURITIES. Each Fund may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the 'full faith and credit' of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and the obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.


     BANK OBLIGATIONS. Each Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets (the 'Asset Limitation') and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation is not applicable to either the Institutional International Equity Fund or the International Equity Fund (collectively, the 'International Equity Funds'). See 'Foreign Investments'. No Fund will invest in obligations for which the Adviser, defined below (or the Sub-Adviser, defined below, in the case of the International Equity Funds, the Small Cap Fund, the Large Cap Growth Fund, the High Yield Bond Fund and the Real Estate Fund), or any of its affiliated persons, is the ultimate obligor or accepting bank. Each Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).


                                     SAI-3

     COMMERCIAL PAPER. Each Fund may invest in commercial paper, including Master Demand obligations. Master Demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Demand obligations are governed by agreements between the issuer and Union Bank of Switzerland (the 'Bank'), New York Branch (the 'Branch' or the 'Adviser'), and in the case of the International Equity Funds, UBS International Investment London Limited ('UBSII' or the 'Sub-Adviser'), and in the case of the Small Cap Fund, the Large Cap Growth Fund, High Yield Bond Fund and the Real Estate Fund, UBS Asset Management (New York), Inc., acting as agent, for no additional fee, in its capacity as investment adviser* to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Adviser*, or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser*, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Because these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on Master Demand obligations is subject to change. Repayment of a Master Demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Adviser*. Because Master Demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser* to have a credit quality which satisfies a Portfolio's quality restrictions. See 'Quality and Diversification Requirements'. Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in Master Demand obligations.


     REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of proceeds upon disposition of the collateral by the Portfolio may be delayed or limited.

CORPORATE BONDS AND OTHER DEBT SECURITIES

     Each Portfolio, with the exception of the Bond Portfolio and the High Yield Bond Portfolio, may invest in other debt securities with remaining effective maturities of less than thirteen months, including

------------

     * Unless otherwise noted, references to the Adviser in the context of the International Equity Portfolio, Small Cap Portfolio, Large Cap Growth Portfolio, High Yield Bond Portfolio and the Real Estate Portfolio refer to the Adviser and/or the Sub-Advisers, as appropriate.


                                     SAI-4
without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this SAI.


     As discussed in the Prospectuses, the Bond Portfolio and the High Yield Bond Portfolio, may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectuses and below. See 'Quality and Diversification Requirements'. For information on short-term investments in these securities, see 'Money Market Instruments'.



     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by or payable from, a stream of payments generated by particular assets such as mortgages, motor vehicles or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. These risks include the prepayment of the debtor's obligation and the creditor's limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.


EQUITY INVESTMENTS


     As discussed in the Prospectuses, the Value Equity, International Equity, Small Cap, Large Cap Growth and Real Estate Portfolios invest primarily in equity securities consisting of common stocks and other securities with equity characteristics. The securities in which these Portfolios invest include those listed on domestic and foreign securities exchanges or traded on over-the-counter markets as well as certain restricted or unlisted securities. A discussion of the various types of equity investments that may be purchased by these Portfolios appears in the Prospectuses and below. See 'Quality and Diversification Requirements'.


     EQUITY SECURITIES. The common stocks in which these Portfolios may invest include the common stocks of any class or series of corporations or any similar equity interests such as trust or partnership interests. The Portfolios' equity investments include preferred stocks, warrants, rights and convertible securities. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     The convertible securities in which the Portfolios may invest include debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but are senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors, but are senior to the claims of common stockholders.


     REAL ESTATE INVESTMENT TRUSTS ('REITS'). The Real Estate Portfolio's investment in REITs presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living facilities may be impacted by federal regulations concerning the health care industry.


                                     SAI-5

     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest fluctuations than would investments in fixed rate obligations.



     REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.


FOREIGN INVESTMENTS


     The International Equity Portfolio makes substantial investments in companies based in foreign countries. The Bond, High Yield Bond and Real Estate Portfolios may also invest in certain foreign securities. Neither the Bond Portfolio nor the High Yield Bond Portfolio expect to invest more than 25% of their total assets, at the time of purchase, in securities of foreign issuers. The Real Estate Portfolio may invest up to 20% of its assets in foreign securities. Foreign investments may be made directly in the securities of foreign issuers or in the form of American Depository Receipts ('ADRs') Global Depository Receipts ('GDRs') or European Depository Receipts ('EDRs'). Generally, ADRs, GDRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, European, in the case of EDRs, or domestic and European in the case of GDRs, securities markets.



     Because investments in foreign securities may involve foreign currencies, the value of the International Equity, Bond, High Yield Bond and Real Estate Portfolios' assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency rates and in exchange control regulations, including currency blockage. The Bond, High Yield Bond, International Equity and Real Estate Portfolios may enter into foreign currency exchange transactions in connection with the settlement of foreign securities transactions or to manage their currency exposure related to foreign investments. The Portfolios will not enter into such transactions for speculative purposes. For a description of the risks associated with investing in foreign securities, see 'Additional Investment Information and Risk Factors' in the Prospectuses.


ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value of such securities each day in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid securities, in an amount at least equal to the value of such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of that Portfolio's total assets, less liabilities (excluding the obligations created by when-issued commitments).

                                     SAI-6


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     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each Portfolio to the extent that such purchases are consistent with that entity's investment objectives and restrictions and are permitted under the Investment Company Act of 1940, as amended (the '1940 Act'). The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Portfolio's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. Each Portfolio, however, may invest all of its investable assets in an open-end investment company having the same investment objective as that Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Fund would bear in connection with its own operations.


     REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, reverse repurchase agreements are considered borrowings by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Portfolios will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the repurchase agreement. The Portfolios will not invest the proceeds of a reverse repurchase agreement for a period that exceeds the term of the reverse repurchase agreement. The limitations on each Portfolio's use of reverse repurchase agreements are discussed under 'Investment Restrictions' below. Each Portfolio will establish and maintain with the Custodian a separate account with a portfolio of securities in an amount at least equal to its obligations under its reverse repurchase agreements.

     MORTGAGE DOLLAR ROLL TRANSACTIONS. The Bond Portfolio may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with its Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

     SECURITIES LENDING. Each Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally three business days after notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolios may pay reasonable finder's and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee, or affiliate or placement agent of the Company, the Trust, or to the Adviser, Sub-Adviser, Administrator or Distributor or any affiliate thereof, unless otherwise permitted by applicable law.

                                     SAI-7


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
     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, a Portfolio is subject to a risk that it might not be able to sell such securities at a price that the Portfolio deems respective of their value. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the 'Securities Act'), before it may be resold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Portfolio decides to sell and the time the Portfolio is permitted to sell under an effective registration statement. If, during such a period, adverse market conditions develop, the Portfolio might obtain a less favorable price than that which prevailed when it decided to sell. When the Portfolios value these securities, they will take into account the illiquid nature of these instruments.

QUALITY AND DIVERSIFICATION REQUIREMENTS


     Each Portfolio (except the Real Estate Portfolio) intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the Portfolio's assets are subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the 25% of a Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline. See 'Investment Restrictions'.



     The Real Estate Portfolio is classified as a 'non-diversified' investment company under the 1940 Act, which means that the Portfolio is not limited by the above-mentioned requirements. However, the Portfolio intends to qualify as a regulated investment company ('RIC') for purposes of the Internal Revenue Code of 1986, as amended (the 'Tax Code'). In order to qualify as a RIC, the Portfolio will have to meet certain requirements, including asset diversification requirements. Under these asset diversification requirements, the Portfolio will limit its investments so that, at the close of each quarter of the taxable year: (i) not more than 25% of the Portfolio's total assets (at market value) will be invested in the securities of a single issuer, and (ii) with respect to 50% of its total assets (at market value), not more than 5% of its total assets (at market value) will be invested in the securities of a single issuer, and (iii) the Portfolio will not own more than 10% of the outstanding voting securities of any single issuer. The Portfolio's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations.


     BOND PORTFOLIO. The Bond Portfolio invests principally in a diversified portfolio of 'high grade' and 'investment grade' securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's Investors Service, Inc. ('Moody's'), currently Aaa, Aa, A and Baa, or of Standard & Poor's Ratings Group ('Standard & Poor's'), currently AAA, AA, A and BBB. High grade debt is rated, on the date of the investment, within the two highest categories of the above ratings. The Bond Portfolio may also invest up to 5% of its total assets in securities which are 'below investment grade'. Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolio may invest in debt securities that are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.

     HIGH YIELD BOND PORTFOLIO. The High Yield Bond Portfolio invests primarily in lower-rated securities, commonly known as 'junk bonds.' Lower rated securities include securities rated lower than Baa by Moody's or BBB or lower by Standard & Poor's. Securities rated lower than Baa or BBB are considered to be of poor standing and predominantly speculative. The High Yield Bond Portfolio may

                                     SAI-8


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
invest up to 10% of its assets in securities rated below Caa by Moody's or CCC by Standard & Poor's (including securities in the lowest rating category of either rating agency) or if unrated, determined by the Adviser* to be of comparable quality. The market values of these securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.


     VALUE EQUITY, INTERNATIONAL EQUITY, SMALL CAP, LARGE CAP GROWTH AND REAL ESTATE PORTFOLIOS. The Value Equity, International Equity, Small Cap, Large Cap Growth and Real Estate Portfolios may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time the Portfolios invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's* opinion. At the time the Portfolios invest in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's* opinion.


     In determining whether a particular unrated security is a suitable investment, the Adviser* takes into consideration asset and debt service coverage, the purpose of the financing, the history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

     EXCHANGE-TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by the Portfolios will be exchange traded or will be purchased or sold by securities dealers ('over-the-counter' or 'OTC options') that meet creditworthiness standards approved by the Trustees. Exchange-traded options are obligations of the Options Clearing Corporation. In OTC options, the Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction. To the extent that a Portfolio may trade in foreign options, such options may be effected through local clearing organizations.

     The staff of the Securities and Exchange Commission (the 'SEC') has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios are permitted to enter into futures and options transactions and may purchase or sell futures contracts and purchase put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to deliver at a future date a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or financial instrument. Currently, futures contracts are available on various types of fixed-income securities including, but not limited, to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indices of fixed income and equity securities.

     Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option

------------

     * Unless otherwise noted, references to the Adviser in the context of the International Equity Portfolio, the Small Cap Portfolio, the Large Cap Growth Portfolio, the High Yield Bond Portfolio and the Real Estate Portfolio refer to the Adviser and/or the Sub-Adviser, as appropriate.


                                     SAI-9


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
position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of 'variation' margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

     The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on futures contracts and on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder. To the extent a Portfolio may trade in futures and options therein involving foreign securities, such transactions may be effected according to local regulations and business customs.

     COMBINED POSITIONS. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may write a call option at one strike price and buy a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not exactly match a Portfolio's current or anticipated investments. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. See 'Exchange Traded and Over-the-Counter Options' above for a discussion of the liquidity of options not traded on an exchange.

     POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

                                     SAI-10


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     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios
intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold and will be considered illiquid securities while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

INVESTMENT RESTRICTIONS

     The Funds have adopted the following fundamental and non-fundamental investment restrictions (as defined and distinguished below); to the extent that a fundamental policy and non-fundamental policy apply to a given investment activity or strategy, the more restrictive policy shall govern.

     FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions below have been adopted by the Company's Board of Directors (the 'Board' or the 'Directors') with respect to each Fund and by the Trustees for each corresponding Portfolio. Except where otherwise noted, these investment restrictions are 'fundamental' policies which, under the 1940 Act, may not be changed without the 'vote of a majority of the outstanding voting securities' of the Fund or the Portfolio, as applicable, to which they relate. The 'vote of a majority of the outstanding voting securities' under the 1940 Act is the lesser of (a) 67% or more of the voting securities present at a shareholders' meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Except as described below, whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Company will hold a meeting of that Fund's shareholders and the Company will cast that Fund's votes in the Portfolio in proportion to the votes cast by that Fund's shareholders. However, subject to applicable statutory and regulatory requirements, a Fund would not request a vote of its shareholders with respect to (a) any proposal relating to its corresponding Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nevertheless be voted on by the Trustees of the Fund.

     The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include that Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include the corresponding Fund unless the context requires otherwise. As a matter of fundamental policy, each Fund and Portfolio may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets (including the amount borrowed), less liabilities (not including the amounts borrowed), or mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing or reverse repurchase agreements (see Investment Restriction No. 7). It will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its net assets; provided, however, that it may increase its interest in an open-end management investment company with the same investment objective and restrictions while such borrowings are outstanding and provided further that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with its hedging activities are not deemed to be a pledge of assets;

                                     SAI-11


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2.    Purchase the securities of an issuer if, immediately after such purchase, it owns more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. This limitation also shall not apply to investments of up to 25% of its total assets;


3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations of any one such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to investments of up to 25% of its total assets (50% for the Real Estate Portfolio);



4. (Except for the Real Estate Portfolio) Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of its total assets; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;


5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or by entering into repurchase agreements or loans of portfolio securities;


6. Purchase or sell real estate, commodities or commodities contracts or options thereon (except for its interest in hedging and certain other activities as described under 'Investment Objective(s) and Policies'), interests in oil, gas, or mineral exploration or development programs (including limited partnerships). In addition, neither the Value Equity Portfolio, the International Equity Portfolio, the Small Cap Portfolio nor the Large Cap Growth Portfolio may purchase or sell real estate mortgage loans. The Bond Portfolio, High Yield Bond Portfolio and the Real Estate Portfolio, however, may purchase debt obligations secured by interests in real estate or issued by companies that invest in real estate or interests therein including real estate investment trusts ('REITs'); and the International Equity Portfolio, the Value Equity Portfolio, the Small Cap Portfolio, the Large Cap Growth Portfolio and the Real Estate Portfolio may purchase the equity securities or commercial paper issued by companies that invest in real estate or interests therein, including REITs;


7. Issue any senior security, except as appropriate to evidence indebtedness that it is permitted to incur pursuant to Investment Restriction No. 1 and except that it may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets (including the amounts borrowed), less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). Hedging activities as described in 'Investment Objective(s) and Policies' shall not be considered senior securities for purposes hereof; or

8.    Act as an underwriter of securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS -- ALL FUNDS. The investment restrictions described below are non-fundamental policies of each Fund and its corresponding Portfolio, and may be changed by their respective Directors and Trustees without shareholder approval. These non-fundamental investment policies provide that neither a Fund nor a Portfolio may:

 1. borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its assets;

 2. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures,

                                     SAI-12


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
       including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

 3. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;


 4. sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer, and provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Funds have no current intention to engage in short selling.);


 5.    invest for the purpose of exercising control or management;


 6. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (except the Real Estate Fund) if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless (1) the Fund's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with that investment;


 7. invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the Securities Act;


 8. (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;


 9. invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable excluding (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under Section 4(2) of the Securities Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Directors has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Directors has determined that the commercial paper is of equivalent quality and is liquid;


10. (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is an officer or director of the Adviser*, if after the purchase of the securities of such issuer for the Fund one or more of such persons own beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer,


                                     SAI-13
       and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;


11. invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;


12. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written);

13. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets; and (d) such activities are permitted by Regulation
       4.5 under the Commodity Exchange Act; and


14. (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) distribute securities that are not readily marketable to residents of the State of Arizona when effecting redemptions in kind.


     ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change.

DIRECTORS AND TRUSTEES

DIRECTORS


     The Company's Board consists of three directors. The same persons who are the Company's Directors are also the Trust's Trustees. The Company's Board is responsible for the overall management of the Fund, including the general supervision and review of its investment activities. The Company's Board, in turn, elects the officers of the Company. Similarly, the Trustees, as such, are responsible for the overall management of the Trust, including the general supervision and review of its investment activities. The officers of the Company hold similar positions with the Trust with substantially the same responsibilities. The addresses and principal occupations of the Company's Director's and officers and the Trust's Trustees and officers are listed below. [As of December 31, 1997, the Directors and officers of the Company owned of record, as a group, less than 1% of the outstanding shares of the Company.] None of the Trustees or Directors or officers receives compensation from the Company or the Trust exceeding $60,000 per fiscal year. Every Director who is an 'Interested Person' (within the meaning of the 1940 Act) of the Company


                                     SAI-14
is also an 'Interested Person' of the Trust. Similarly, every Director who is not an 'Interested Person' of the Company is not an 'Interested Person' of the Trust.

                                     POSITION
                                     WITH THE
     NAME, ADDRESS AND AGE           COMPANY          PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
--------------------------------   ------------  -----------------------------------------------------------

Dr. HansPeter Lochmeier*           Chairman of   UBS Investor Portfolios Trust (mutual fund), Trustee
1345 Avenue of the Americas        the Board     (February 1996-Present); Union Bank of Switzerland
New York, NY 10105                               (Investment Services Department), Division Head.
Age: 55
Timothy M. Spicer, CPA             Director      UBS Investor Portfolios Trust, Trustee (February 1996-
1345 Avenue of the Americas                      Present); San Francisco Sentry Investment Group (a west
New York, NY 10105                               coast investment adviser and venture capital firm),
Age: 48                                          President and Chief Operating Officer (1995-Present);
                                                 Ensemble Information Systems (software and electronic
                                                 information provider), Co-Founder, Chairman of the Board
                                                 and Chief Executive Officer (1990-Present); Amanda Venture
                                                 Investors (AVI) (a San Francisco based venture capital
                                                 firm), Managing Partner (1995-Present); CoreLink Resources
                                                 (provides mutual fund related services to small and medium sized banks), Director (1993-1996); PM Squared (health care information service company), Director (1996-Present);
                                                 Arcxel Technologies (fibre-channel company), Director
                                                 (1996-Present); Smith & Hawken (mail order supplier of
                                                 gardening tools and clothing), Director and Chief Financial
                                                 Officer (1990-1992); Concord Holding Corporation (provides distribution and administrative services to mutual funds),
                                                 Director (1989-1995); active in civic/charitable
                                                 organizations in the San Francisco Bay area, including
                                                 Pacific Swimming, Big Brothers/Big Sisters and United Way.
Peter Lawson-Johnston              Director      UBS Investor Portfolios Trust, Trustee (February 1996-
1345 Avenue of the Americas                      Present); Zemex Corporation (mining), Chairman of the Board
New York, NY 10105                               and Director (1990-Present); The McGraw-Hill Companies,
Age: 71                                          Inc. (publishing), Director (1990-1997); National Review,
                                                 Inc. (publishing), Director (1990-Present); Guggenheim
                                                 Brothers (real estate -- venture capital partnership),
                                                 Senior Partner (1990-Present); Elgerbar Corporation
                                                 (holding company), President and Director (1990-Present);
                                                 The Solomon R. Guggenheim Foundation (operates the
                                                 Guggenheim Museums in New York and the Peggy Guggenheim
                                                 Collection in Venice, Italy), President (1990-1995),
                                                 Chairman and Trustee (1995-Present); The Harry Frank
                                                 Guggenheim Foundation (charitable organization), Chairman
                                                 of the Board and Director (1990-Present).
Paul J. Jasinski                   President     Managing Director, Investors Bank & Trust Company,
200 Clarendon Street                             (1990-Present).
Boston, Massachusetts 02116
Age: 50
Nicholas G. Chunias                Treasurer     Director, Mutual Fund Administration -- Reporting and
200 Clarendon Street               and Chief     Compliance, Investors Bank & Trust Company, (1996- Present);
Boston, Massachusetts 02116        Financial     Director, Fund Accounting, Investors Bank & Trust Company,
Age: 32                            Officer       (1993-1996); Account Supervisor, Coopers & Lybrand, LLP,
                                                 (1992-1993).


                                     SAI-15

                                     POSITION
                                     WITH THE
     NAME, ADDRESS AND AGE           COMPANY          PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
--------------------------------   ------------  -----------------------------------------------------------
Susan C. Mosher                    Secretary     Director, Mutual Fund Administration -- Legal
200 Clarendon Street                             Administration, Investors Bank & Trust Company,
Boston, Massachusetts 02116                      (1995-Present); Associate Counsel, 440 Financial Group of
Age: 43                                          Worcester, Inc., (1993-1995); Associate and Partner,
                                                 Gallagher, Callahan & Gartrell, P.A., (1986-1992).


------------------------------------
      * 'Interested Person' within the meaning of the 1940 Act.

                              COMPENSATION TABLE*


                                                         PENSION OR                            TOTAL COMPENSATION
                                      AGGREGATE      RETIREMENT BENEFITS       ESTIMATED        FROM COMPANY AND
                                     COMPENSATION    ACCRUED AS PART OF     ANNUAL BENEFITS      FUND COMPLEX**
     NAME OF PERSON, POSITION        FROM COMPANY       FUND EXPENSES       UPON RETIREMENT    PAID TO DIRECTORS
----------------------------------   ------------    -------------------    ---------------    ------------------

Dr. Lochmeier                                0                0                    0                       0
Chairman of the Board
Mr. Spicer                              $                     0                    0                $
Director
Mr. Lawson-Johnston                     $                     0                    0                $
Director



------------------------------------
      *The noted amounts are for the fiscal year ended December 31, 1997. The Directors are also reimbursed for all reasonable expenses incurred during the execution of their duties.


     **The Fund Complex consists of the Company and UBS Investor Portfolios
Trust.


     As of November 24, 1997, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:



          UBS Value Equity Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (8.16%); C.E. Exley, Jr. and S.Y. Exley Tr., u/a/d 8/2/93 C.E. Exley, Jr. Trust, 2350 Kettering Tower, Dayton, OH 45423 (7.98%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (7.19%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (6.04%).



          UBS Bond Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (15.73%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (11.93%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (10.60%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (6.90%); Greenco, 213 Market Street, Harrisburg, PA 17101 (6.29%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (5.50%).



          UBS International Equity Fund -- H.T. Wilson, Jr. and B.M. Wilson Community Property, 2001 Kirby Drive, Houston, TX 77019 (6.69%).



          UBS High Yield Bond Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (19.52%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (19.52%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (13.02%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (9.92%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (9.76%).



          UBS Small Cap Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (21.10%); J.E. Klabunde & M.C. Klabunde Tr., u/a/d 2/26/92 FBO Klabunde Revocable Trust, 254 Spring Creek Pl. NE, Albuquerque, NM 87122 (8.40%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (7.79%);


                                     SAI-16

     Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (6.75%).



          UBS Large Cap Growth Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (31.56%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (23.79%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (8.44%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (6.60%).



          UBS Institutional International Equity Fund -- Archstone Foundation, 401 E. Ocean Blvd., Ste. 1000, Long Beach, CA 90802 (100.00%).



          The UBS Real Estate Fund had not commenced operations as of November 24, 1997.


     The Company has no knowledge of any other owners of record of 5% or more of the outstanding shares of a Fund. Shareholders owning 25% or more of the outstanding shares of a Fund may take actions without the approval of other investors in the Fund.

INVESTMENT ADVISER AND FUNDS SERVICES AGENT


     Pursuant to Investment Advisory Agreements between the Trust and Union Bank of Switzerland, New York Branch, the Branch serves as the Portfolios' investment adviser. Pursuant to a Sub-Advisory Agreement between the Branch and UBS International Investment London Limited ('UBSII'), UBSII serves as the sub-adviser to the International Equity Portfolio. Pursuant to Sub-Advisory Agreements between the Branch and UBS Asset Management (New York) Inc. ('UBSAM'), UBSAM serves as the sub-adviser to the Small Cap, Large Cap Growth, High Yield Bond and Real Estate Portfolios. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSII is a wholly-owned direct subsidiary of UBS Asset Management London Limited, which is a direct subsidiary of UBS UK Holding Limited, which is in turn a wholly-owned direct subsidiary of the Bank. UBSII was organized under the laws of the United Kingdom on June 19, 1986. UBSAM is a wholly-owned subsidiary of UBS Inc., whose parent is the Bank. (The Adviser and the Sub-Adviser are collectively referred to as the 'Advisers'.) Subject to the supervision of the Trustees, the Adviser (UBSII in the case of the International Equity Portfolio and UBSAM in the case of the Small Cap Portfolio, Large Cap Growth Portfolio, High Yield Bond Portfolio and Real Estate Portfolio), makes the Portfolios' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments and provides certain administrative services.


     The investment advisory services provided by the Advisers to the Portfolios are not exclusive under the terms of the advisory agreements. The Advisers are free to and do render similar investment advisory services to others. The Advisers serve as investment advisers to personal investors and act as fiduciaries for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisers serve as trustees. The accounts managed or advised by the Advisers have varying investment objectives and the Advisers invest assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisers (or their affiliates) who may also be acting in similar capacities for the Portfolios. See 'Portfolio Transactions'.


     The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries (including UBSII and UBSAM) engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York since


                                     SAI-17

1946. At December 31, 1997, the Bank (including its consolidated subsidiaries)
had total assets of $     billion and equity capital and reserves of $
billion.


     BOND AND HIGH YIELD BOND FUNDS. The Adviser's fixed income analysts have extensive experience in selecting bonds and monitoring their performance. These analysts review the creditworthiness of individual issuers as well as the broad economic trends likely to affect the bond markets.


     VALUE EQUITY FUND. While many investment advisers evaluate companies primarily on their earnings and their price/earnings ratio, the Adviser uses a different investment approach. The Adviser believes that dividend yields, rather than earnings, are the best indicators of future performance. Consequently, the Adviser will select attractively priced stocks with high dividends. In addition, the Adviser's analysts often meet with company managers, often contact a company's suppliers, review the business operations and financial statements of companies and try to 'get behind' the numbers to gain a true sense of a company's value.


     SMALL CAP AND LARGE CAP GROWTH FUNDS. The Sub-Adviser's portfolio managers have extensive experience in managing equity portfolios. Based on the investment objective of the Fund, the Sub-Adviser analyzes equity securities of either small capitalization growth companies or large capitalization growth companies in order to identify above average growth opportunities for each respective Fund. These opportunities may be characterized by the combination of security valuations (e.g. price relative to earnings and/or cash flow) and above average earnings growth expectations.

     INTERNATIONAL EQUITY AND INSTITUTIONAL INTERNATIONAL EQUITY FUNDS. The Sub-Adviser's analysts have extensive experience in managing international portfolios. These analysts track the performance of more than 1,600 companies around the world, and pay particular attention to the energy, life sciences, technology and financial industries.


     REAL ESTATE FUND. [To be inserted.]



     The Sub-Advisers are registered investment advisers under the Investment Advisers Act of 1940, as amended.



     The Prospectus for each of the Funds contains a description of fees payable to the Adviser. For the fiscal year ended December 31, 1997, the Bond Portfolio, Value Equity Portfolio, International Equity Portfolio, High Yield Bond Portfolio, Small Cap Portfolio and Large Cap Growth Portfolio paid investment
advisory fees equal to $       , $       , $       , $       , $       and
$       , respectively. The Real Estate Portfolio had not commenced operations as of December 31, 1997.



     The Branch has voluntarily agreed to waive its fees and reimburse each Fund and its corresponding Portfolio for their respective operating expenses to the extent that the operating expenses (excluding extraordinary items) of the Bond Fund, High Yield Bond Fund, Value Equity Fund, Institutional International Equity Fund, International Equity Fund, Small Cap Fund, Large Cap Growth Fund and Real Estate Fund exceed, on an annual basis, 0.80%, 0.90%, 0.90%, 0.95%, 1.40%, 1.20%, 1.00% and 1.20%, respectively, of such Fund's average daily net assets. The Branch may modify or discontinue this expense limitation at any time in the future with 30 days' prior notice to the affected Fund. See 'Expenses'. For the fiscal year ended December 31, 1997, UBS reimbursed the Bond Fund, Value Equity Fund, International Equity Fund, High Yield Bond Fund, Institutional International Equity Fund, Small Cap Fund and Large Cap Growth Fund for expenses
totaling $          , $          , $          , $          , $          ,
$          and $          , respectively. The Real Estate Fund had not commenced
operations as of December 31, 1997.



     Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, under the supervision of the Trustees and the Adviser, make the day-to-day investment decisions for the International Equity, Small Cap, Large Cap Growth, High Yield Bond and Real Estate Portfolios. Under the Sub-Advisory Agreement, the Adviser has agreed to pay UBSII a fee, calculated daily and payable monthly equal, on an annual basis, to 0.75% of the International Equity Portfolio's first $20 million of average net assets, 0.50% of the next $30 million of average net assets, and 0.40% of average net assets in excess of $50 million. The Adviser is solely responsible for paying this fee to UBSII. For the fiscal year ended December 31,
1997, the Adviser paid $        to UBSII on behalf of the International Equity
Portfolio.


                                     SAI-18

     Under the Sub-Advisory Agreements with UBSAM, the Adviser has agreed to pay UBSAM a fee, calculated daily and payable monthly equal, on an annual basis, to the following percentages of each Portfolio's respective average net assets:



UBS High Yield Bond Portfolio........................................   0.25% of the first $25 million
                                                                        0.20% of the next $25 million
                                                                        0.15% over $50 million

UBS Small Cap Portfolio..............................................   0.40% of the first $25 million
                                                                        0.325% of the next $25 million
                                                                        0.25% over $50 million

UBS Large Cap Growth Portfolio.......................................   0.30% of the first $25 million
                                                                        0.25% of the next $25 million
                                                                        0.20% over $50 million

UBS Real Estate Portfolio............................................   0.40% of the first $25 million
                                                                        0.325% of the next $25 million
                                                                        0.25% over $50 million



     The Adviser is solely responsible for paying this fee to UBSAM. For the
fiscal year ended December 31, 1997, the Adviser paid $          , $
and $          to UBSAM on behalf of the High Yield Bond, Small Cap and Large
Cap Growth Portfolios, respectively. The Real Estate Portfolio had not commenced operations as of December 31, 1997.



     The Investment Advisory and Sub-Advisory Agreements for the Bond, Value Equity and International Equity Portfolios will each continue in effect until April 1998. The Investment Advisory and Sub-Advisory Agreements for the Small Cap, Large Cap Growth and High Yield Bond Portfolios will each continue in effect until September 1999, and the Investment Advisory and Sub-Advisory Agreement for the Real Estate Portfolio will each continue in effect until February 2000. Thereafter the agreements will be subject to annual approval by the Trustees or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Portfolio, provided that in either case the continuance also is approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory and Sub-Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding shares on 60 days' written notice to the Adviser or Sub-Adviser as applicable. Whenever a Fund, as a shareholder of a Portfolio, is required by the 1940 Act to vote its Portfolio interest, the Company will hold a meeting of that Fund's shareholders and will vote its Portfolio interests proportionately as instructed by that Fund's shareholders. See 'Organization'. Each Investment Advisory and Sub-Advisory Agreement is also terminable by the Adviser or Sub-Adviser, as applicable, on 60 days' written notice to the Trust. See 'Additional Information'.


     In addition to the above noted investment advisory services, the Adviser (but not the Sub-Advisers) also provides certain administrative services to the Funds and the Portfolios and, subject to the supervision of the Board of Trustees, as applicable, is responsible for: establishing performance standards for the Funds' and Portfolios' third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.

     These administrative services are provided to the Portfolios by the Adviser pursuant to the above discussed Investment Advisory Agreements. However, these administrative services are provided to the Funds pursuant to a Funds Services Agreement between the Adviser and the Company. The Adviser is not entitled to a fee from the Company or the Funds under the terms of the Funds Services Agreement.

     The Glass-Steagall Act and other applicable laws generally prohibit banks, such as Union Bank of Switzerland, from engaging in the business of underwriting or distributing securities, and the Board of

                                     SAI-19

Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Company. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment adviser or custodian to such an investment company. The Advisers believe that they may perform the services for the Portfolios and the Funds contemplated by the Investment Advisory, Sub-Advisory and Funds Services Agreements without violating the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent these entities from continuing to perform such services.

     If the Adviser or Sub-Advisers were prohibited from providing these services to the Funds or the Portfolios, it is expected that the Directors and Trustees, as applicable, would recommend to shareholders that they approve new agreements with other qualified service providers.


     ADMINISTRATORS. Commencing on March 13, 1997, the Trust and the Company employed Investors Fund Services (Ireland) Limited ('IBT Ireland'), a subsidiary of Investors Bank & Trust Company ('Investors Bank') and Investors Bank, respectively, as Administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. For its services under the Administration Agreement, each Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. For its services under the Administration Agreement, each Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly equal, on an annual basis, to 0.07% of the Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.



     During the period March 31, 1997 through December 31, 1997, the Bond, Value Equity, International Equity, Small Cap, Large Cap Growth and High Yield Bond
Portfolios paid IBT Ireland administrative fees of $          , $          ,
$          , $          , $          and $          , respectively, while the
Bond, Value Equity, International Equity, Institutional International Equity, Small Cap, Large Cap Growth and High Yield Bond Funds paid Investors Bank
administrative fees of $          , $          , $          , $          ,
$          , $          and $          , respectively. The Real Estate Portfolio
and Fund had not commenced operations as of December 31, 1997.



     During the period April 2, 1996 (commencement of operations) through March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') and Signature Financial Group (Grand Cayman) Ltd. ('Signature Grand Cayman') served as Administrators to the Company and the Trust, respectively. During the period April 2, 1996 (commencement of operations) through December 31, 1996, the Bond, Value Equity and International Equity Portfolios paid Signature Grand Cayman administrative fees of $14,594, $7,036 and $11,712, respectively, while the Bond, Value Equity and International Equity Funds paid Signature administrative fees of $1,526, $2,593 and $4,131, respectively. During the period January 1, 1997 to March 13, 1997, the Bond, Value Equity and International Equity
Portfolios paid Signature Grand Cayman administrative fees of $          ,
$          , and $          , respectively, while the Bond, Value Equity,
International Equity and Institutional International Equity Funds paid Signature
administrative fees of $          , $          , $          , and $          ,
respectively. The


                                     SAI-20

Small Cap Portfolio and Fund, Large Cap Growth Portfolio and Fund, High Yield Bond Portfolio and Fund and the Real Estate Portfolio and Fund had not commenced operations as of March 13, 1997.



     The Administration Agreements may be renewed or amended by the Directors or Trustees, as applicable, without a shareholder vote. The Administration Agreements are terminable at any time without penalty by a vote of a majority of the Directors or Trustees, as applicable, on not less than 60 days' written notice to the other party. The Administrators may subcontract for the performance of their obligations under the Administration Agreements with the prior written consent of the Directors or Trustees, as applicable. If an Administrator subcontracts all or a portion of its duties to another party, that Administrator shall be fully responsible for the acts and omissions of any such subcontractor(s) as it would be for its own acts or omissions.


DISTRIBUTOR

     DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. (the 'Distributor') serves as the distributor of Fund shares. The Distributor is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). The Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from Investors Bank.

CUSTODIAN


     Investors Bank (the 'Custodian'), whose principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian, transfer and dividend disbursing agent for the Funds and the Portfolios. Pursuant to Custodian Agreements with the Trust, on behalf of each Portfolio, and the Company, on behalf of each Fund, the Custodian is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. As transfer agent and dividend disbursing agent, the Custodian is responsible for maintaining account records detailing the ownership of Portfolio and Fund interests and for crediting income, capital gains and other changes in share ownership to investors' accounts. The Custodian will perform its duties as the Portfolios' transfer agent and dividend disbursing agent from its offices located at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8, while its duties as the Funds' transfer agent and dividend disbursing agent will be performed at its offices located at 200 Clarendon Street, Boston, Massachusetts 02116. Each Fund and Portfolio is responsible for its proportionate share of the Company's and Trust's, as applicable, transfer agency, custodial and dividend disbursement fees.


SHAREHOLDER SERVICES

     The Company (excluding UBS Institutional International Equity Fund) has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of the Fund, will perform shareholder services for these investors, which include performing shareholder account administrative and servicing functions, such as answering inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be made and certain other matters pertaining to each Fund, assisting customers in designating and changing dividend options, account designations and addresses, providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' Distributor and transfer agent, assisting investors seeking to purchase or redeem Fund shares, arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares, verifying purchase and redemption orders, transfers among and changes in accounts and providing other related services. In return for these services, each Fund has

                                     SAI-21
agreed to pay each Eligible Institution a fee equal, on an annual basis, to 0.25% of the average daily net assets of such Fund represented by shares of the Fund owned during the period for which payment is being made by customers of the Eligible Institution. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee for the Bond Fund, Value Equity Fund and International Equity Fund amounted to $7,632, $12,965 and $20,658, respectively, all of which were waived. For the fiscal year ended December 31, 1997, the shareholder service fee for the Bond Fund, Value Equity
Fund and International Equity Fund amounted to $          , $          and
$          , respectively, all of which were waived. For the period October 1,
1997 (commencement of operations) through December 31, 1997, the shareholder service fee for the Small Cap Fund and the High Yield Bond Fund amounted to
$          and $          , respectively, all of which were waived. For the
period October 15, 1997 (commencement of operations) through December 31, 1997, the shareholder service fee for the Large Cap Growth Fund amounted to
$          , all of which was waived. The Real Estate Fund had not commenced operations as of December 31, 1997.


     As discussed under 'Investment Adviser and Shareholder Servicing Agent', the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of the Branch under the Shareholder Servicing Agreement, the Investment Advisory Agreement and the Funds Services Agreement and UBSII and UBSAM under the Sub-Advisory Agreements, may raise issues under these laws. However, the Branch, UBSII and UBSAM believe that they may properly perform these services and the other activities described herein and in the Prospectuses without violating the Glass-Steagall Act or other applicable banking laws or regulations.

     If the Branch, UBSII or UBSAM were prohibited from providing their respective services under the above noted agreements, the Directors and Trustees, as applicable, would seek an alternative provider of such services. In such an event, changes in the operation of the Funds or the Portfolios might occur and shareholders might not receive the same level of service previously provided by the Branch, UBSII and UBSAM.

INDEPENDENT ACCOUNTANTS

     The Company's and the Trust's independent accounting firm is Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. The U.S. firm of Price Waterhouse is a Registered Limited Liability Partnership (LLP) under the laws of the State of Delaware. Price Waterhouse LLP will conduct an annual audit of the financial statements of each Fund and Portfolio, assist in the review and filing of the federal and state income tax returns of the Funds and Portfolios and consult with the Funds and Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

     Each Fund and Portfolio is responsible for the fees and expenses attributable to it. Each Fund will bear its proportionate share of the expenses in its corresponding Portfolio.


     The Branch has voluntarily agreed to limit the total operating expenses of each Fund (including each Fund's proportionate share of the expenses incurred by its corresponding Portfolio), excluding ordinary expenses, as set forth in each Fund's Prospectus under the caption 'Expenses'. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to the affected Fund. For additional information regarding waivers or expense subsidies, see 'Management' in the Prospectuses.


PURCHASE OF SHARES

     Investors may purchase Fund shares as described in each Prospectus under 'Purchase of Shares'. Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of a purchase order.

                                     SAI-22

     For each Fund except the Institutional International Equity Fund, the minimum investment requirement for certain retirement plans such as Individual Retirement Accounts ('IRAs'), Self-Employed Retirement Plans ('SERPs'), 401(k) Plans and other tax-deferred plans is $2,000. The minimum investment requirement for all subsequent investments is $500. The minimum investment requirement for accounts established for the benefit of minors under the 'Uniform Gift to Minor's Act' is $5,000. The minimum investment requirement for all subsequent investments is $1,000. The minimum investment requirement for employees of the Bank and its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived at the Fund's discretion. The Institutional International Equity Fund has not adopted special minimum investment requirements for retirement plans.

     In addition, the minimum investment requirements may be met by aggregating the investments of related shareholders. A 'related shareholder' is limited to an immediate family member, including mother, father, spouse, child, brother, sister and grandparent and includes step and adoptive relationships.

     Each Fund may, at its own option, accept securities in payment for shares. The securities tendered are valued by the methods described in 'Net Asset Value' as of the day the Fund shares are purchased. This is a taxable transaction to the investor. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisers, appropriate investments for the Portfolio corresponding to that Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the relevant Portfolio; (ii) be acquired by the Fund for investment and not for resale (other than for resale to the corresponding Portfolio); (iii) be liquid securities that are not restricted as to transfer either by law or by market liquidity; and (iv) have a value that is readily ascertainable, as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

REDEMPTION OF SHARES


     Investors may redeem shares of each Fund as described in its Prospectus under 'Redemption of Shares'.


     If the Directors and Trustees determine that it would be detrimental to the best interest of the remaining shareholders of a Fund or Portfolio to effect redemptions wholly or partly in cash, payment of the redemption price may be made in whole or in part by an in-kind distribution of securities from the Portfolio, in lieu of cash, in conformity with the applicable rules of the SEC. If shares are redeemed in-kind, the redeeming shareholder might incur transaction costs in converting the securities into cash. The methods of valuing portfolio securities distributed to a shareholder are described under 'Net Asset Value', and such valuations will be made as of the same time the redemption price is determined.

     FURTHER REDEMPTION INFORMATION. The right of redemption may be suspended or the date of payment postponed, in the case of the Company and the Trust: (i) during periods when the New York Stock Exchange (the 'NYSE') is closed for other than weekends and holidays or when trading on the NYSE is suspended or restricted; (ii) during periods in which an emergency exists, as determined by the SEC, which causes disposal by a Portfolio of, or evaluation of the net asset value of, its securities to be unreasonable or impracticable; or (iii) for such other periods as the 1940 Act or the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange Fund shares for shares of any other series of the Company as described under 'Exchange of Shares' in the Prospectuses. Investors considering an exchange of Fund shares for shares of another Company series should read the prospectus of the series into which the transfer is being made prior to such exchange (see the section regarding purchase of shares in the appropriate Prospectus). Requests for exchange are made in the same manner as requests for redemptions (see the section regarding redemption of shares in the appropriate Prospectus). Shares of the acquired series are purchased for settlement when the proceeds from redemption become available. The Company reserves the right to

                                     SAI-23
discontinue, alter or limit this exchange privilege at any time. Shares of the Institutional International Equity Fund are not eligible for the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will declare and pay dividends and distributions as described under 'Dividends and Distributions' in its Prospectus.

     Determination of the net income for the Bond Fund is made at the times described in that Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE


     Each Fund computes its net asset value once daily at the close of business (usually 4:00 p.m. EST, unless trading on the NYSE is suspended at an earlier time) on Monday through Friday as described under 'Net Asset Value' in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the NYSE is closed, including the following legal holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Funds and the Portfolios would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Funds' business days.


     The net asset value per share of each Fund equals the value of that Fund's pro rata interest in its corresponding Portfolio plus the value of all its other assets not invested in the Portfolio, if any, less its total liabilities, divided by the number of outstanding shares of that Fund. The following is a discussion of the procedures used by the Portfolios in valuing their assets.

     In the case of the Bond and High Yield Bond Portfolios, securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over-the-counter, are valued by the Portfolios by using bid quotes from at least one dealer or, in all other cases, by taking into account various factors affecting market value, including yields and prices of comparable securities, indications as to values from dealers and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, whereby such securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount to maturity. Because many of the municipal bond issues outstanding do not have large principal obligations and because of the varying risk factors applicable to each issuer, no readily available market quotations exist for most municipal securities.


     In the case of the Value Equity, Small Cap, Large Cap Growth, International Equity and Real Estate Portfolios, securities listed on domestic exchanges, other than options on stock indices, are valued using the last sales price on the most representative exchange at 4:00 p.m. New York time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Securities listed on foreign exchanges are valued at the last quoted sale price available before the time when net assets are valued or, in the absence of such recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.


     Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m., New York time. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Securities or other assets for which

                                     SAI-24
market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees. Such procedures include the use of independent pricing services, indications as to values from dealers and general market conditions. Short-term investments that mature in 60 days or less are valued at amortized cost method (as discussed above) if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

     If market quotations for the securities of any Portfolio are not readily available, such securities will be valued at 'fair value' as determined in good faith by the Trustees.

PERFORMANCE DATA


     From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling your Eligible Institution. See 'Additional Information' in the Prospectuses.



     YIELD QUOTATIONS. As required by regulations of the SEC, the annualized yield for the Bond Fund and the High Yield Bond Fund is computed by dividing the Funds' net investment income per share (which may differ from the net income per share used for accounting purposes) earned during a 30-day period by its net asset value on the last day of the period. The average daily number of Fund shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under 'Additional Information' in the Prospectuses.



     TOTAL RETURN QUOTATIONS. As required by SEC regulations, the average annual total return of the Bond, High Yield Bond, Value Equity, Small Cap, Large Cap Growth, International Equity, Institutional International Equity and Real Estate Funds for a period is computed by assuming a hypothetical initial investment of $1,000. It is then assumed that all of the dividends and distributions by that Fund over the relevant period are reinvested. It is then assumed that at the end of the period the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial investment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

     GENERAL. A Fund's performance will vary from time-to-time depending upon market conditions, the composition of its corresponding Portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.


     Comparative performance information may be used from time to time in advertising the Funds' shares, including data from Morgan Stanley Indices, Merrill Lynch Indices, Lipper Analytical Services, Inc., Lehman
Government/Corporate Intermediate Bond Index, Micropal, Inc., Ibbotson Associates, Morningstar Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indices, The EAFE'r' Index and other industry publications.


                                     SAI-25

PORTFOLIO TRANSACTIONS

     The Advisers place orders for all purchases and sales of securities on behalf of the Portfolios. The Advisers enter into repurchase agreements and reverse repurchase agreements and effect loans of portfolio securities on behalf of the Portfolios. See 'Investment Objectives and Policies'.

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Occasionally, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Portfolio transactions for the Bond and High Yield Bond Portfolios will be undertaken principally to accomplish their objectives in relation to expected movements in the general level of interest rates. The Bond and High Yield Bond Portfolios may engage in short-term trading consistent with their objectives.


     In connection with portfolio transactions for the Bond and High Yield Bond Portfolios, the Adviser intends to seek best price and execution on a competitive basis for both purchases and sales of securities. Portfolio turnover may vary from year to year, as well as within a year. For the fiscal year ended
December 31, 1997, the portfolio turnover rate for the Bond Portfolio was    %.
For the period October 1, 1997 (commencement of operations) through December 31, 1997, the portfolio turnover rate for the High Yield Bond Portfolio had not commenced operations as of December 31, 1996.



     In connection with portfolio transactions for the Value Equity, Small Cap, Large Cap Growth, International Equity and Real Estate Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders. Portfolio turnover may vary from year to year, as well as within a year. The annual portfolio turnover rate for the Real Estate Portfolio is expected to be under 100%. For the fiscal year ended December 31, 1997, the portfolio turnover rate for the Value Equity and International Equity Portfolios
was    % and    %, respectively. For the period October 1, 1997 (commencement of operations) through December 31, 1997, the portfolio turnover rate for the Small
Cap Portfolio was    %. For the period October 15, 1997 (commencement of
operations) through December 31, 1997, the portfolio turnover rate for the Large
Cap Growth Portfolio was    %. The Real Estate Portfolio had not commenced
operations as of December 31, 1997.



     In selecting a broker, the Adviser or Sub-Advisers, as applicable, consider a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition; and the commissions charged. A broker may be paid a brokerage commission greater than that another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser or Sub-Advisers decide that the broker chosen will provide the best possible execution. The Advisers monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees regularly review the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of the facts and circumstances deemed relevant, and, in that connection, will review reports and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisers have allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of the Portfolios. The Advisers believe that the value of research services received is not determinable and does not significantly increase expenses. The Portfolios do not reduce their fee to the Adviser by any amount that might be attributable to the value of such services. For the fiscal year ended December 31, 1997, the Trust paid brokerage commissions on behalf of the
Value Equity and International Equity Portfolios in the amount of $          and
$          , respectively. For the period October 1, 1997 (commencement of operations) through December 31, 1997, the Trust paid brokerage commissions on
behalf of the Small Cap Portfolio in the amount of $          . For the period
October 15, 1997 (commencement of operations) through December 31, 1997, the Trust paid brokerage commissions on


                                     SAI-26
behalf of the Large Cap Growth Portfolio in the amount of $          . The Real
Estate Portfolio had not commenced operations as of December 31, 1997.


     Subject to the overriding objective of obtaining the best possible execution of orders, the Advisers may allocate a portion of a Portfolio's brokerage transactions to their affiliates. In order for their affiliates to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees, including a majority of the Trustees who are not 'interested persons', have adopted procedures that are reasonably designed to ensure that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

     Portfolio securities will not be purchased from or through or sold to or through the Portfolio's Adviser, Sub-Advisers, Distributor or any 'affiliated person' (as defined in the 1940 Act) or any affiliated person of such a person when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser, Sub-Advisers or affiliate thereof is a member, except to the extent permitted by law.

     On those occasions when the Advisers deem the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisers to the extent permitted by applicable laws and regulations may, but are not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such an event, the securities so purchased or sold as well as any expenses incurred in the transaction will be allocated by the Advisers in a manner that is equitable and consistent with their fiduciary obligations to their clients. In some instances, this procedure might adversely affect a Portfolio.

     If a Portfolio writes an option and effects a closing purchase transaction with respect to an option written by it, such transaction will normally be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Portfolio may write may be affected by options written by the Advisers for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.


     UBS Private Investor Funds, Inc. is a Maryland corporation and is currently authorized to issue shares of common stock, par value $0.001 per share, in nine series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS Value Equity Fund Series; The UBS Institutional International Equity Fund Series; The UBS International Equity Fund Series; The UBS High Yield Bond Fund Series; The UBS Small Cap Fund Series; The UBS Large Cap Growth Fund Series and The UBS Real Estate Fund Series.



     Each share of a series issued by the Company will have a pro rata interest in the assets of that series. The Company is currently authorized to issue 500,000,000 shares of common stock, including 10,000,000 shares of each of the nine current series. Under Maryland law, the Board has the authority to increase the number of shares of stock that the Company has the authority to issue. Each share has one vote (and fractional shares have a corresponding fractional vote) with respect to matters upon which shareholder vote is required; stockholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted upon affects only a


                                     SAI-27
particular series then it will be voted on only by that series. If a matter affects a particular series differently from other series, that series will vote separately on such matter. Each share is entitled to participate equally in dividends and distributions declared by the Directors with respect to the relevant series, and in the net distributable assets of such series on liquidation.

     Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. It is the Company's policy not to hold an annual meeting of stockholders unless so required. All shares of the Company (regardless of series) have noncumulative voting rights for the election of Directors. Under Maryland law, the Company's Directors may be removed by vote of stockholders. The Board currently consists of three directors.

UBS INVESTOR PORTFOLIOS TRUST


     UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests in one or more subtrusts or series. To date, seven series have been authorized. Each series (i.e., a Portfolio) of the Trust corresponds to a Fund of the Company, with the exception that the International Equity Portfolio corresponds to the International Equity Fund and the Institutional International Equity Fund.


     A copy of the Trust's Declaration of Trust is on file in the office of its Administrator.

     Holders of interest in the Trust, such as the Funds, may redeem all or any part of their interest in the Trust at any time, upon the submission of a redemption request in proper form. See 'Redemption of Shares'.

TAXES


     Each Fund has qualified and intends to remain qualified as a regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.


     For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     Gains or losses on sales of securities by a Portfolio will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Portfolio acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

                                     SAI-28

     Under the Code, gains or losses attributable to disposition of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.


     Forward currency contracts, options and futures contracts entered into by a Portfolio may create 'straddles' for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by a Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.


     Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be 'marked to market' for federal income tax purposes -- i.e., treated as having been sold at market value. For such options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income.

     FOREIGN SHAREHOLDERS. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a 'foreign shareholder') will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.


     In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. See 'Taxes' in the Prospectuses. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


     FOREIGN TAXES. It is expected that the International Equity Portfolio may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. In the case of the International Equity Portfolio, so long as more than 50% in value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat any foreign income taxes paid by it as paid directly by its shareholders. The Portfolio will make such an election only if it deems it to be in the best interest of its shareholders. The Portfolio will notify its shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Portfolio makes the election, each shareholder of the International Equity Fund will be required to include in his or her income their proportionate share of the amount of foreign income taxes paid by the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below), or, if he or she itemizes deductions, a deduction for his or her share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a

                                     SAI-29
credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the International Equity Funds from their foreign source net investment income will be treated as foreign source income. This Portfolio's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source 'passive income', such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Equity Portfolio.

     STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which that Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. For example, a portion of the dividends received by shareholders may be subject to state income tax. Shareholders should consult their own tax advisors with respect to any state or local taxes.

ADDITIONAL INFORMATION

     With respect to the securities offered by the Prospectuses, this SAI and the Prospectuses do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act and the 1940 Act with respect to the securities offered hereby. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549.

     Statements contained in this SAI relating to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS


     The Annual Report(s) of the Funds dated December 31, 1997 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby included herein. The Real Estate Fund had not commenced operations as of December 31, 1997. Consequently, financial statements for the Real Estate Fund are not included in the Annual Report.


                                     SAI-30

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:


The following financial statements are included in Part A:

To be filed by amendment.



The following financial statements are included in Part B:

To be filed by amendment.

(b) Exhibits.

(1) Articles of Incorporation of the Company.1

(2) Bylaws of the Company.1

(4)(A) Specimen certificate evidencing shares of Common Stock, $.001 par value, of the Company.1

(4)(B) Articles FIFTH, SIXTH, NINTH and TWELFTH of the Company's Articles of Incorporation, relating to the rights of stockholders.1

(4)(C) Selected portions of the Company's Bylaws, relating to the rights of stockholders.1

(5) Investment Advisory Agreement between the Company and Union Bank of Switzerland (the 'Bank'), New York Branch (the 'Adviser') on behalf of UBS Tax Exempt Bond Fund.1


(6) Distribution Agreement between the Company and First Fund Distributors,
Inc.3


(8) Custodian Agreement between the Company and Investors Bank & Trust Company.1

(9)(A) Administrative Services Agreement between the Company and Investors Bank & Trust Company on behalf of the Funds.3

(9)(B) Transfer Agency and Service Agreement between the Company and Investors Bank & Trust Company on behalf of the Funds.1

(10) Opinion and consent of counsel.2


(11) To be filed by amendment.


(13) Subscription Agreement between the Company and Signature Broker-Dealer Services, Inc. with respect to the Company's initial capitalization.2


(17) To be filed by amendment.


(18) Powers of Attorney.3

-----------------------
1 Incorporated herein by reference from pre-effective amendment no. 1 to the Registrant's registration statement (the "Registration Statement") on Form N-1A (File nos. 33-64401, 811-07431) as filed with the U.S. Securities and Exchange Commission (the "SEC") on February 9, 1996.

2 Incorporated herein by reference from pre-effective amendment no. 2 to the Registration Statement as filed with the SEC on February 26, 1996.

3. Incorporated by reference from post-effective amendment no. 3 to the Registration Statement as filed with the SEC on March 27, 1997.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     Not Applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


Common Stock (par value $0.0001)
Title of Class:  Number of record holders as of November 24, 1997



UBS Tax Exempt Bond Fund:  1

UBS Bond Fund:  52
UBS Value Equity Fund:  95
UBS International Equity Fund:  112
UBS Institutional International Equity Fund: 1
UBS Small Cap Fund: 57
UBS Large Cap Growth Fund: 16
UBS High Yield Bond Fund: 27


ITEM 27. INDEMNIFICATION.

     STATE LAW, ARTICLES OF INCORPORATION AND BYLAWS. It is the Company's policy to indemnify its officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Articles SEVENTH and EIGHTH of the Company's Articles of Incorporation and
Article IV of the Company's Bylaws (each set forth below).

     SECTION 2-418 OF THE MARYLAND GENERAL CORPORATION LAW READS AS FOLLOWS:

        '2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.

          (a) In this section the following words have the meaning indicated.

          (1) 'Director' means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (2) 'Corporation' includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

          (3) 'Expenses' include attorney's fees.

          (4) 'Official capacity' means the following:

             (i) When used with respect to a director, the office of director in the corporation; and

             (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

             (iii) 'Official capacity' does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (5) 'Party' includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (6) 'Proceeding' means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

          (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

             (i) the act or omission of the director was material to the matter giving rise to the proceeding; and

             1. Was committed in bad faith; or

             2. Was the result of active and deliberate dishonesty; or

             (ii) The director actually received an improper personal benefit in money, property, or services; or

             (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

          (2)(i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

          (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

          (3)(i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

          (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

          (c) A director may not be indemnified under subsection (B) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

          (d) Unless limited by the charter:

             (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (B) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

             (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

             (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

             (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

             (2) Such determination shall be made:

                (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director [SIC] who are parties may participate; or

                (iii) By the shareholders.

             (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

             (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

             (f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

                (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

             (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

             (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

             (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of shareholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

             (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

             (i) For purposes of this section:

                (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

                (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

             (j) Unless limited by the charter:

                (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

             (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

             (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

             (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

             (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the shareholders with the notice of the next stockholders' meeting or prior to the meeting.'

     Article SEVENTH of the Company's Articles of Incorporation provides:

          'To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.'

     Article EIGHTH of the Company's Articles of Incorporation provides:

          'The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by Maryland statutory and decisional law, now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director, officer, employee or agent of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such Bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.'

     Article FOURTH of the Company's Bylaws provides:

          Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a director or officer, whether or not the Corporation would have power to indemnify such person.

                            ------------------------

     Reference is made to Article 4 of the Company's Distribution Agreement.

     The Company, its Directors and officers are insured against certain expenses in connection with the defense of claims, demands, action's suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to Directors, officers and controlling persons of the Company and the principal underwriter pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a Director, officer, or controlling person of the Company and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Company by such Director, officer or controlling person or principal underwriter in connection with the shares being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     See 'Investment Adviser and Funds Services Agent' in the Statement of Additional Information. Information as to the directors and officers of the Sub-Adviser is included in its forms ADV as filed with the Securities and Exchange Commission (the 'SEC') and is hereby incorporated herein by reference. Information as to the directors and officers of the Adviser is as follows.



          Name                     Title
          ----                     ----
Dr. HansPeter A. Lochmeier     Senior Managing Director
J. Michael Gaffney             Managing Director and Chief Investment Officer
Lawrence E. Gore               Managing Director
Peter E. Guernsey, Jr.         Managing Director
Alfredo F. Roth                Managing Director
Paul Eckstein                  Senior Managing Director



ITEM 29. PRINCIPAL UNDERWRITERS.


     (a) First Fund Distributors ("First Fund") is the principal underwriter of the shares of UBS Bond Fund, UBS Tax Exempt Bond Fund, UBS Value Equity Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund, UBS High Yield Bond Fund and UBS Real Estate Fund. First Fund also acts as a principal underwriter and distributor for numerous other registered investment companies.


     (b) The following are the directors and officers of First Fund. The principal business address of these individuals is 4455 E. Camelback Road, Phoenix, Arizona 85018 unless otherwise noted. Their respective position and offices with the Company, if any, are also indicated.



NAME AND PRINCIPAL       POSITIONS AND OFFICERS       POSITIONS AND OFFICERS
 BUSINESS ADDRESS          WITH UNDERWRITER             WITH REGISTRANT
------------------         ----------------             ---------------
Robert H. Wadsworth       President & Treasurer             None
4455 E. Camelback Road
Phoenix, Arizona 85018

Eric Banhazl                 Vice President                 None
4455 E. Camelback Road
Phoenix, Arizona 85018

Steven J. Paggioli           Vice President                 None
4455 E. Camelback Road
Phoenix, Arizona 85018



(c) First Fund has received no commissions or other compensation from the Company to date.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.



     All accounts, books and other documents of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 and at First Canadian Place, Suite 2800, Toronto, Ontario, M5X1C8.




ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.


     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


    (b) Registrant undertakes to file a Post-effective Amendment to its Registration Statement relating to the UBS Real Estate Fund (the "New Fund") using financial information, which need not be certified, within four to six months from the date the New Fund commences investment operations.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, UBS Private Investor Funds, Inc. (the "Registrant") has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 5th day of December, 1997.



UBS PRIVATE INVESTOR FUNDS, INC.

By: /s/ Paul J. Jasinski
---------------------------------
      Paul J. Jasinski
      President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of December, 1997.


/s/ Paul J. Jasinski
---------------------------------
Paul J. Jasinski
President

/s/ Nicholas G. Chunias
---------------------------------
Nicholas G. Chunias
Treasurer and Principal Accounting and Financial Officer

Hans-Peter Lochmeier*
---------------------------------
HansPeter Lochmeier
Director

Timothy McDermott Spicer*
---------------------------------
Timothy McDermott Spicer
Director

Peter Lawson-Johnston*
---------------------------------
Peter Lawson-Johnston
Director

*By /s/ Susan C. Mosher
---------------------------------
         Susan C. Mosher,



        as attorney-in-fact pursuant to a power of attorney filed with Registrant's Post-effective amendment no. 3 to its Registration Statement on March 27, 1997.

SIGNATURES

        UBS Investor Portfolios Trust (the "Portfolio Trust") has duly caused this Post-Effective Amendment to the Registration Statement (the "Registration Statement") on Form N-1A (File nos. 33-64401, 811-07431) of UBS Private Investor Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized on the 5th day of December, 1997.

UBS INVESTOR PORTFOLIOS TRUST


By:  /s/ Paul J. Jasinski
---------------------------------
      Paul J. Jasinski
      President of the Portfolio Trust


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A of UBS Private Investor Funds, Inc. has been signed below by the following persons in the capacities indicated on the 5th day of December, 1997.


/s/  Paul J. Jasinski
---------------------------------
Paul J. Jasinski
President of the Portfolio Trust

/s/ Nicholas G. Chunias
---------------------------------
Nicholas G. Chunias
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust

Hans-Peter Lochmeier*
---------------------------------
HansPeter Lochmeier
Trustee of the Portfolio Trust

Timothy McDermott Spicer*
---------------------------------
Timothy McDermott Spicer
Trustee of the Portfolio Trust

Peter Lawson-Johnston*
---------------------------------
Peter Lawson-Johnston
Trustee of the Portfolio Trust

*By  /s/ Susan C. Mosher
---------------------------------
         Susan C. Mosher,

       as attorney-in-fact pursuant to a power of attorney filed with Registrant's Post-Effective Amendment no. 3 to its Registration Statement on March 27, 1997.

INDEX TO EXHIBITS

None



                           STATEMENT OF DIFFERENCES

The registered trademark symbol shall be expressed as......................'r'